UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21323

Eaton Vance Limited Duration Income Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund	as of July 31, 2007
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 64.4% (1)

Principal
Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 0.9%
	Atlantic Inertial Systems, Inc.
1,700,000	Term Loan, Maturing July 20, 2014 (9)	$1,695,750
	CACI International, Inc.
338,005	Term Loan, 6.86%, Maturing May 3, 2011	328,710
	Evergreen International Aviation
1,305,437	Term Loan, 8.86%, Maturing October 31, 2011	1,298,910
	Hawker Beechcraft Acquisition
210,638	Term Loan, 5.26%, Maturing March 26, 2014	200,896
2,483,138	Term Loan, 7.36%, Maturing March 26, 2014	2,368,293
	Hexcel Corp.
2,628,799	Term Loan, 7.11%, Maturing March 1, 2012	2,595,939
	IAP Worldwide Services, Inc.
2,216,250	Term Loan, 9.69%, Maturing December 30, 2012	2,022,328
	Spirit AeroSystems, Inc.
1,329,769	Term Loan, 7.11%, Maturing December 31, 2011	1,336,418
	TransDigm, Inc.
3,100,000	Term Loan, 7.36%, Maturing June 23, 2013	3,074,812
	Vought Aircraft Industries, Inc.
1,298,706	Term Loan, 7.83%, Maturing December 17, 2011	1,288,966
	Wesco Aircraft Hardware Corp.
1,472,500	Term Loan, 7.61%, Maturing September 29, 2013	1,413,600
	Wyle Laboratories, Inc.
275,691	Term Loan, 8.11%, Maturing January 28, 2011	270,866
		$17,895,488
Air Transport — 0.6%
	Airport Development and Investment
GBP 2,500,000	Term Loan, 10.03%, Maturing April 7, 2011	$5,054,409
	Delta Air Lines, Inc.
1,725,000	Term Loan, 8.61%, Maturing April 30, 2014	1,702,144

		Northwest Airlines, Inc.
2,800,000		DIP Loan, 7.34%, Maturing August 21, 2008	2,738,750
		Orbitz Worldwide, Inc.
1,700,000		Term Loan, 8.34%, Maturing July 25, 2014	1,697,875
			$11,193,178
Automotive — 1.8%
		AA Acquisitions Co., Ltd.
GBP	1,000,000	Term Loan, 8.18%, Maturing June 25, 2012	$2,022,906
		Accuride Corp.
2,337,795		Term Loan, 7.38%, Maturing January 31, 2012	2,272,045
		Adesa, Inc.
4,625,000		Term Loan, 7.61%, Maturing October 18, 2013	4,269,453
		Affina Group, Inc.
2,313,738		Term Loan, 8.36%, Maturing November 30, 2011	2,286,263
		AxleTech International Holding, Inc.
1,950,000		Term Loan, 11.86%, Maturing April 21, 2013	1,945,125
		CSA Acquisition Corp.
600,689		Term Loan, 7.88%, Maturing December 23, 2011	585,822
591,316		Term Loan, 7.88%, Maturing December 23, 2011	576,681
492,500		Term Loan, 7.88%, Maturing December 23, 2012	479,572
		Dana Corp.
2,400,000		Term Loan, 7.88%, Maturing March 30, 2008	2,367,000
		Dayco Products, LLC
2,577,366		Term Loan, 7.85%, Maturing June 21, 2011	2,504,341
		Delphi Corp.
1,000,000		Term Loan, 7.63%, Maturing October 8, 2007	985,000
		Federal-Mogul Corp.
1,950,000		DIP Loan, 6.82%, Maturing December 31, 2007	1,930,500
		Ford Motor Co.
2,313,375		Term Loan, 8.36%, Maturing December 15, 2013	2,186,299
		General Motors Corp.
1,915,375		Term Loan, 7.74%, Maturing November 29, 2013	1,846,542
		Goodyear Tire & Rubber Co.
3,450,000		Term Loan, 6.85%, Maturing April 30, 2010	3,316,312
1,000,000		Term Loan, 8.82%, Maturing March 1, 2011	970,000
		Jason, Inc.
650,000		Term Loan, 7.82%, Maturing April 30, 2010	635,375
		Keystone Automotive Operations, Inc.
1,169,125		Term Loan, 8.84%, Maturing January 12, 2012	1,098,977
		TriMas Corp.
314,063		Term Loan, 7.57%, Maturing August 2, 2011	312,492

1,350,730	Term Loan, 7.61%, Maturing August 2, 2013	1,343,977
United Components, Inc.
1,704,545	Term Loan, 7.36%, Maturing June 30, 2010	1,653,409
$35,588,091
Beverage and Tobacco — 0.6%
Constellation Brands, Inc.
1,291,667	Term Loan, 6.88%, Maturing June 5, 2013	$1,258,914
Culligan International Co.
EUR	1,400,000	Term Loan, 8.85%, Maturing May 31, 2013	1,921,181
1,000,000	Term Loan, 7.59%, Maturing November 24, 2014	945,000
Liberator Midco Ltd.
GBP	357,740	Term Loan, 14.14%, Maturing October 27, 2016	746,936
MAFCO Worldwide Corp.
1,052,386	Term Loan, 7.36%, Maturing December 8, 2011	1,031,338
National Dairy Holdings, L.P.
2,113,236	Term Loan, 7.32%, Maturing March 15, 2012	2,113,236
Southern Wine & Spirits of America, Inc.
2,953,222	Term Loan, 6.86%, Maturing May 31, 2012	2,905,232
$10,921,837
Building and Development — 3.1%
Beacon Sales Acquisition, Inc.
918,063	Term Loan, 7.36%, Maturing September 30, 2013	$895,111
BioMed Realty, L.P.
3,690,000	Term Loan, 7.57%, Maturing May 31, 2010	3,694,612
Brickman Group Holdings, Inc.
1,446,375	Term Loan, 7.34%, Maturing January 23, 2014	1,431,911
Building Materials Corp. of America
1,915,387	Term Loan, 8.13%, Maturing February 22, 2014	1,781,310
Capital Automotive REIT
3,651,282	Term Loan, 7.07%, Maturing December 16, 2010	3,581,298
Epco / Fantome, LLC
1,896,000	Term Loan, 7.98%, Maturing November 23, 2010	1,900,740
Hovstone Holdings, LLC
1,183,076	Term Loan, 6.84%, Maturing February 28, 2009	1,165,330
Lanoga Corp.
1,633,562	Term Loan, 9.00%, Maturing June 29, 2013	1,617,226
LNR Property Corp.
3,700,000	Term Loan, 8.11%, Maturing July 3, 2011	3,561,912
Metroflag BP, LLC (BP Parent)
700,000	Term Loan, 14.32%, Maturing July 1, 2008	701,750

		Mueller Water Products, Inc.
2,006,120		Term Loan, 7.10%, Maturing May 24, 2014	1,928,383
		NCI Building Systems, Inc.
1,476,484		Term Loan, 6.82%, Maturing June 18, 2010	1,461,259
		Nortek, Inc.
3,963,245		Term Loan, 7.61%, Maturing August 27, 2011	3,819,578
		Panolam Industries Holdings, Inc.
1,465,700		Term Loan, 8.11%, Maturing September 30, 2012	1,407,072
		PLYGEM Industries, Inc.
2,644,317		Term Loan, 8.11%, Maturing August 15, 2011	2,503,287
98,806		Term Loan, 8.11%, Maturing August 15, 2011	93,536
		Realogy Corp.
1,198,485		Term Loan, 5.32%, Maturing September 1, 2014	1,130,856
4,451,515		Term Loan, 8.36%, Maturing September 1, 2014	4,200,321
		Ristretto Investissements SAS
GBP	625,000	Term Loan, 8.43%, Maturing September 30, 2013	1,241,456
GBP	625,000	Term Loan, 8.80%, Maturing September 30, 2013	1,247,806
		South Edge, LLC
287,500		Term Loan, 7.38%, Maturing October 31, 2009	276,000
		Standard Pacific Corp.
1,400,000		Term Loan, 6.86%, Maturing May 5, 2013	1,328,250
		Stile Acquisition Corp.
959,576		Term Loan, 7.36%, Maturing April 6, 2013	894,989
		Stile U.S. Acquisition Corp.
961,211		Term Loan, 7.36%, Maturing April 6, 2013	896,514
		Tousa/Kolter, LLC
1,460,133		Term Loan, 8.61%, Maturing January 7, 2008	1,461,958
		TRU 2005 RE Holding Co.
7,325,000		Term Loan, 8.32%, Maturing December 9, 2008	7,251,750
		United Subcontractors, Inc.
1,000,000		Term Loan, 12.61%, Maturing June 27, 2013	957,500
		WCI Communities, Inc.
5,000,000		Term Loan, 7.82%, Maturing December 23, 2010	4,818,750
		Wintergames Acquisition ULC
3,780,974		Term Loan, 7.32%, Maturing October 26, 2007	3,790,426
			$61,040,891
Business Equipment and Services — 4.7%
		ACCO Brands Corp.
1,792,440		Term Loan, 7.11%, Maturing August 17, 2012	$1,743,148
		Activant Solutions, Inc.
930,897		Term Loan, 7.38%, Maturing May 1, 2013	882,025

		Affiliated Computer Services
1,058,875		Term Loan, 7.32%, Maturing March 20, 2013	1,031,227
2,796,750		Term Loan, 7.32%, Maturing March 20, 2013	2,723,724
		Affinion Group, Inc.
3,032,140		Term Loan, 7.86%, Maturing October 17, 2012	3,013,662
		Allied Security Holdings, LLC
1,653,636		Term Loan, 8.36%, Maturing June 30, 2010	1,612,295
		DynCorp International, LLC
1,193,168		Term Loan, 7.63%, Maturing February 11, 2011	1,164,831
		Education Management, LLC
4,024,462		Term Loan, 7.13%, Maturing June 1, 2013	3,828,829
		Euronet Worldwide, Inc.
915,789		Term Loan, 7.35%, Maturing April 4, 2012	888,316
		Info USA, Inc.
738,788		Term Loan, 7.36%, Maturing February 14, 2012	727,706
		ista International GmbH
EUR	1,522,526	Term Loan, 6.10%, Maturing May 14, 2015	2,043,730
EUR	302,474	Term Loan, 6.10%, Maturing May 14, 2015	409,513
		Kronos, Inc.
1,600,000		Term Loan, 7.61%, Maturing June 11, 2014	1,556,000
		Language Line, Inc.
2,531,885		Term Loan, 8.61%, Maturing June 11, 2011	2,491,269
		Mitchell International, Inc.
1,500,000		Term Loan, 10.63%, Maturing March 28, 2015	1,425,000
		N.E.W. Holdings I, LLC
2,623,835		Term Loan, 7.86%, Maturing May 22, 2014	2,440,166
		Nielsen Finance, LLC
9,056,563		Term Loan, 7.36%, Maturing August 9, 2013	8,835,456
		Protection One, Inc.
2,060,780		Term Loan, 7.59%, Maturing March 31, 2012	1,988,653
		Quantum Corp.
625,000		Term Loan, 8.82%, Maturing July 12, 2014	612,500
		Quintiles Transnational Corp.
1,234,375		Term Loan, 7.36%, Maturing March 31, 2013	1,175,742
2,225,000		Term Loan, 9.36%, Maturing March 31, 2014	2,169,375
		Sabre, Inc.
5,636,484		Term Loan, 7.61%, Maturing September 30, 2014	5,169,462
		Serena Software, Inc.
1,690,000		Term Loan, 7.34%, Maturing March 10, 2013	1,620,992
		Sitel (Client Logic)
1,825,238		Term Loan, 7.85%, Maturing January 29, 2014	1,784,170
		Solera Holdings, LLC
EUR	1,172,063	Term Loan, 6.19%, Maturing May 15, 2014	1,520,148

		SunGard Data Systems, Inc.
14,587,204		Term Loan, 7.36%, Maturing February 11, 2013	14,041,701
		TDS Investor Corp.
EUR	1,051,592	Term Loan, 6.66%, Maturing August 23, 2013	1,418,480
1,778,654		Term Loan, 7.82%, Maturing August 23, 2013	1,741,692
356,888		Term Loan, 7.86%, Maturing August 23, 2013	349,471
		Transaction Network Services, Inc.
948,165		Term Loan, 7.36%, Maturing May 4, 2012	933,943
		U.S. Security Holdings, Inc.
987,500		Term Loan, 7.87%, Maturing May 8, 2013	997,375
		U.S. Investigations Services, Inc.
4,241,790		Term Loan, 8.07%, Maturing October 14, 2012	4,252,394
689,500		Term Loan, 8.07%, Maturing October 14, 2013	691,224
		VWR International, Inc.
2,325,000		Term Loan, 7.86%, Maturing June 28, 2013	2,261,062
		Valassis Communications, Inc.
426,667		Term Loan, 0%, Maturing March 2, 2014 (2)	409,067
2,074,995		Term Loan, 7.11%, Maturing March 2, 2014	1,989,401
		WAM Acquisition, S.A.
EUR	368,919	Term Loan, 6.57%, Maturing May 4, 2014	484,654
EUR	231,081	Term Loan, 6.57%, Maturing May 4, 2014	303,575
EUR	368,919	Term Loan, 6.82%, Maturing May 4, 2015	487,390
EUR	231,081	Term Loan, 6.82%, Maturing May 4, 2015	305,288
		West Corp.
3,731,273		Term Loan, 7.75%, Maturing October 24, 2013	3,596,533
		Williams Scotsman, Inc.
2,750,000		Term Loan, 6.82%, Maturing June 27, 2010	2,681,250
		Worldspan, L.P.
1,815,875		Term Loan, 8.61%, Maturing December 7, 2013	1,797,716
			$91,600,155
Cable and Satellite Television — 4.3%
		Atlantic Broadband Finance, LLC
2,589,003		Term Loan, 7.61%, Maturing February 10, 2011	$2,525,896
		Bragg Communications, Inc.
2,127,350		Term Loan, 7.11%, Maturing August 31, 2011	2,127,350
		Bresnan Broadband Holdings, LLC
725,000		Term Loan, 7.36%, Maturing March 29, 2014	699,884
1,550,000		Term Loan, 9.86%, Maturing March 29, 2014	1,508,666

		Cequel Communications, LLC
997,500		Term Loan, 7.36%, Maturing November 5, 2013	953,361
2,175,000		Term Loan, 9.86%, Maturing May 5, 2014	2,116,275
4,235,036		Term Loan, 11.36%, Maturing May 5, 2014	4,164,451
		Charter Communications Operating, Inc.
15,023,954		Term Loan, 7.36%, Maturing April 28, 2013	14,317,828
		CSC Holdings, Inc.
3,875,938		Term Loan, 7.07%, Maturing March 29, 2013	3,732,667
		Insight Midwest Holdings, LLC
7,025,000		Term Loan, 7.36%, Maturing April 6, 2014	6,822,055
		Kabel BW GMBH and Co.
EUR	1,000,000	Term Loan, 6.61%, Maturing June 9, 2013	1,342,023
EUR	1,000,000	Term Loan, 7.11%, Maturing June 9, 2014	1,344,040
		MCC Iowa, LLC
2,620,000		Term Loan, 6.84%, Maturing March 31, 2010	2,511,925
		Mediacom Broadband Group
2,439,255		Term Loan, 7.10%, Maturing January 31, 2015	2,353,881
		Mediacom Illinois, LLC
4,814,556		Term Loan, 7.10%, Maturing January 31, 2015	4,658,083
		NTL Investment Holdings, Ltd.
3,266,856		Term Loan, 7.36%, Maturing March 30, 2012	3,229,085
GBP	745,787	Term Loan, 8.29%, Maturing March 30, 2012	1,488,007
GBP	379,213	Term Loan, 8.29%, Maturing March 30, 2012	756,614
		Orion Cable GmbH
EUR	1,100,000	Term Loan, 6.97%, Maturing October 31, 2014	1,474,679
EUR	1,100,000	Term Loan, 7.22%, Maturing October 31, 2015	1,482,208
		Persona Communications Corp.
468,138		Term Loan, 8.07%, Maturing October 12, 2013	466,967
753,800		Term Loan, 8.07%, Maturing October 12, 2013	751,915
1,075,000		Term Loan, 11.32%, Maturing April 12, 2014	1,083,062
		ProSiebenSat.1 Media AG
EUR	1,156,296	Term Loan, 6.60%, Maturing March 2, 2015 (2)	1,496,731
EUR	48,181	Term Loan, 0%, Maturing June 26, 2015 (2)	62,242
EUR	1,187,219	Term Loan, 0%, Maturing June 26, 2015 (2)	1,533,712
EUR	1,156,296	Term Loan, 6.98%, Maturing March 2, 2016 (2)	1,504,645
		UPC Broadband Holding B.V.
EUR	5,800,000	Term Loan, 6.30%, Maturing June 30, 2009	7,739,426
2,800,000		Term Loan, 7.13%, Maturing October 16, 2011	2,712,500

		YPSO Holding SA
EUR	2,480,685	Term Loan, 6.61%, Maturing July 28, 2014	3,297,452
EUR	957,340	Term Loan, 6.61%, Maturing July 28, 2014	1,272,545
EUR	1,561,975	Term Loan, 6.61%, Maturing July 28, 2014	2,076,256
			$83,606,431
Chemicals and Plastics — 4.2%
		AZ Chem US, Inc.
1,496,250		Term Loan, 7.36%, Maturing February 28, 2013	$1,454,168
500,000		Term Loan, 10.86%, Maturing February 28, 2014	478,750
		Brenntag Holding GmbH and Co. KG
490,909		Term Loan, 7.39%, Maturing December 23, 2013	482,318
2,009,091		Term Loan, 7.39%, Maturing December 23, 2013	1,973,932
1,300,000		Term Loan, 9.39%, Maturing December 23, 2015	1,296,750
		Celanese Holdings, LLC
EUR	1,995,000	Term Loan, 5.92%, Maturing April 6, 2011	2,660,310
		Cognis GmbH
EUR	1,084,426	Term Loan, 6.15%, Maturing September 15, 2013	1,436,544
EUR	265,574	Term Loan, 6.15%, Maturing September 15, 2013	351,807
		Columbian Chemicals Acquisition
990,000		Term Loan, 7.11%, Maturing March 16, 2013	950,400
		First Chemical Holding
EUR	1,000,000	Term Loan, 6.18%, Maturing December 18, 2014 (2)	1,342,157
EUR	1,000,000	Term Loan, 6.65%, Maturing December 18, 2015 (2)	1,349,002
		Foamex L.P.
3,505,883		Term Loan, 7.60%, Maturing February 12, 2013	3,412,392
		GenTek, Inc.
1,480,556		Term Loan, 7.36%, Maturing February 25, 2011	1,450,020
		Georgia Gulf Corp.
1,227,277		Term Loan, 7.82%, Maturing October 3, 2013	1,199,050
		Hercules Offshore, Inc.
1,000,000		Term Loan, 7.11%, Maturing July 6, 2013 (2)	975,000
		Hercules, Inc.
1,382,145		Term Loan, 6.82%, Maturing October 8, 2010	1,369,879
		Hexion Specialty Chemicals, Inc.
2,043,525		Term Loan, 7.63%, Maturing May 5, 2013	1,971,364
443,912		Term Loan, 7.63%, Maturing May 5, 2013	428,236
4,962,500		Term Loan, 7.63%, Maturing May 5, 2013	4,799,670
		Huish Detergents, Inc.
1,275,000		Term Loan, 7.32%, Maturing April 26, 2014	1,185,750

INEOS Group
500,000	Term Loan, Maturing December 14, 2013 (9)	486,000
500,000	Term Loan, Maturing December 14, 2014 (9)	486,000
Innophos, Inc.
351,250	Term Loan, 7.57%, Maturing August 10, 2010	344,225
Invista B.V.
3,088,015	Term Loan, 6.86%, Maturing April 29, 2011	2,979,935
1,636,877	Term Loan, 6.86%, Maturing April 29, 2011	1,579,587
ISP Chemco, Inc.
3,800,000	Term Loan, 7.13%, Maturing June 4, 2014	3,649,900
Kleopatra
EUR	800,000	Term Loan, 6.60%, Maturing January 3, 2016	1,095,080
1,200,000	Term Loan, 7.83%, Maturing January 3, 2016	1,200,000
Kranton Polymers, LLC
3,620,586	Term Loan, 7.38%, Maturing May 12, 2013	3,493,865
Lucite International Group Holdings
788,032	Term Loan, 7.61%, Maturing July 7, 2013	756,511
279,008	Term Loan, 7.61%, Maturing July 7, 2013	267,847
Lyondell Chemical Co.
5,161,000	Term Loan, 6.86%, Maturing August 16, 2013	5,075,524
MacDermid, Inc.
EUR	1,206,627	Term Loan, 6.41%, Maturing April 12, 2014	1,626,916
Millenium Inorganic Chemicals
525,000	Term Loan, 7.61%, Maturing April 30, 2014	504,875
1,375,000	Term Loan, 11.11%, Maturing October 31, 2014	1,333,750
Momentive Performance Material
2,587,000	Term Loan, 7.63%, Maturing December 4, 2013	2,440,402
Mosaic Co.
949,389	Term Loan, 7.13%, Maturing December 21, 2012	936,929
Nalco Co.
5,791,534	Term Loan, 7.10%, Maturing November 4, 2010	5,658,005
Professional Paint, Inc.
965,250	Term Loan, 7.88%, Maturing May 31, 2012	916,987
Propex Fabrics, Inc.
1,642,217	Term Loan, 8.36%, Maturing July 31, 2012	1,617,584
Rockwood Specialties Group, Inc.
3,719,625	Term Loan, 6.86%, Maturing December 10, 2012	3,629,993
Solo Cup Co.
3,844,624	Term Loan, 8.84%, Maturing February 27, 2011	3,758,120

		Solutia, Inc.
5,670,828		DIP Loan, 8.36%, Maturing March 31, 2008	5,642,474
		Wellman, Inc.
1,250,000		Term Loan, 9.36%, Maturing February 10, 2009	1,206,250
			$81,254,258
Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
3,222,571		Term Loan, 7.10%, Maturing September 5, 2013	$3,124,889
1,125,000		Term Loan, 9.11%, Maturing March 5, 2014	1,101,937
		St. John Knits International, Inc.
1,346,699		Term Loan, 8.36%, Maturing March 23, 2012	1,353,433
		The William Carter Co.
1,170,797		Term Loan, 6.85%, Maturing July 14, 2012	1,116,159
		Warnaco, Inc.
709,722		Term Loan, 6.86%, Maturing January 31, 2013	711,053
			$7,407,471
Conglomerates — 1.3%
		Amsted Industries, Inc.
2,230,415		Term Loan, 7.36%, Maturing October 15, 2010	$2,146,774
		Blount, Inc.
510,653		Term Loan, 7.09%, Maturing August 9, 2010	507,249
		Bushnell Performance Optics
982,921		Term Loan, 8.32%, Maturing August 19, 2011	978,006
		Doncasters (Dunde HoldCo 4 Ltd.)
613,558		Term Loan, Maturing July 13, 2015 (9)	613,558
613,558		Term Loan, Maturing July 13, 2015 (9)	613,558
GBP	734,483	Term Loan, Maturing January 13, 2016 (9)	1,492,506
		Euramax International, Inc.
727,650		Term Loan, 8.38%, Maturing June 28, 2012	696,422
501,316		Term Loan, 13.36%, Maturing June 28, 2013	469,357
248,684		Term Loan, 13.36%, Maturing June 28, 2013	232,831
		Goodman Global Holdings, Inc.
991,286		Term Loan, 7.13%, Maturing December 23, 2011	968,982
		ISS Holding A/S
EUR	1,491,228	Term Loan, 6.16%, Maturing December 31, 2013	1,995,849
EUR	208,772	Term Loan, 6.16%, Maturing December 31, 2013	279,419
		Jarden Corp.
2,433,744		Term Loan, 7.11%, Maturing January 24, 2012	2,386,590
990,539		Term Loan, 7.11%, Maturing January 24, 2012	971,554

		Johnson Diversey, Inc.
3,327,893		Term Loan, 7.86%, Maturing December 16, 2011	3,211,417
		Polymer Group, Inc.
4,284,750		Term Loan, 7.61%, Maturing November 22, 2012	4,199,055
		RBS Global, Inc.
419,688		Term Loan, 7.64%, Maturing July 19, 2013	399,752
		Rexnord Corp.
1,681,967		Term Loan, 7.86%, Maturing July 19, 2013	1,602,074
		RGIS Holdings, LLC
96,429		Term Loan, 0%, Maturing April 30, 2014 (9)	94,500
1,928,571		Term Loan, 7.86%, Maturing April 30, 2014	1,890,000
			$25,749,453
Containers and Glass Products — 2.5%
		Berry Plastics Corp.
5,685,750		Term Loan, 7.36%, Maturing April 3, 2015	$5,350,694
		Bluegrass Container Co.
495,900		Term Loan, 7.60%, Maturing June 30, 2013	486,189
1,657,350		Term Loan, 7.60%, Maturing June 30, 2013	1,624,894
224,242		Term Loan, 10.32%, Maturing December 30, 2013	221,299
700,758		Term Loan, 10.32%, Maturing December 30, 2013	691,560
6,059,813		Term Loan, 7.11%, Maturing April 2, 2014	5,715,700
		Consolidated Container Co.
1,000,000		Term Loan, 10.83%, Maturing September 28, 2014	892,500
		Crown Americas, LLC
693,000		Term Loan, 7.11%, Maturing November 15, 2012	682,605
		Graham Packaging Holdings Co.
6,084,750		Term Loan, 7.63%, Maturing October 7, 2011	5,805,868
		Graphic Packaging International, Inc.
8,208,750		Term Loan, 7.34%, Maturing May 16, 2014	8,056,888
		IPG (US), Inc.
1,582,076		Term Loan, 8.08%, Maturing July 28, 2011	1,542,524
		JSG Acquisitions
EUR	217,564	Term Loan, 6.07%, Maturing December 31, 2014	293,755
EUR	180,907	Term Loan, 6.07%, Maturing December 31, 2014	243,209
EUR	1,800,764	Term Loan, 6.08%, Maturing December 31, 2014	2,419,066
EUR	1,800,764	Term Loan, 6.16%, Maturing December 31, 2014	2,431,391
		Kranson Industries, Inc.
1,117,086		Term Loan, 7.61%, Maturing July 31, 2013	1,103,123

		Owens-Brockway Glass Container
2,077,188		Term Loan, 6.82%, Maturing June 14, 2013	2,006,216
		Smurfit-Stone Container Corp.
872,221		Term Loan, 5.22%, Maturing November 1, 2011	853,081
81,641		Term Loan, 7.38%, Maturing November 1, 2011	79,849
3,771,211		Term Loan, 7.38%, Maturing November 1, 2011	3,688,456
2,272,447		Term Loan, 7.38%, Maturing November 1, 2011	2,222,580
		Tegrant Holding Corp.
1,995,000		Term Loan, 7.61%, Maturing March 8, 2013	1,870,312
			$48,281,759
Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
1,000,000		Term Loan, Maturing July 31, 2013 (9)	$975,000
1,200,000		Term Loan, 11.63%, Maturing July 31, 2014	1,188,000
		KIK Custom Products, Inc.
1,400,000		Term Loan, 10.36%, Maturing November 30, 2014	1,270,500
		Prestige Brands, Inc.
2,989,798		Term Loan, 7.63%, Maturing April 7, 2011	2,922,528
			$6,356,028
Drugs — 0.5%
		Graceway Pharmaceuticals, LLC
1,611,458		Term Loan, 8.11%, Maturing May 3, 2012	$1,555,057
1,000,000		Term Loan, 11.86%, Maturing May 3, 2013	972,500
300,000		Term Loan, 13.61%, Maturing November 3, 2013	249,000
		Pharmaceutical Holdings Corp.
864,063		Term Loan, 8.57%, Maturing January 30, 2012	871,083
		Stiefel Laboratories, Inc.
711,513		Term Loan, 7.61%, Maturing December 28, 2013	700,840
930,237		Term Loan, 7.61%, Maturing December 28, 2013	916,284
		Warner Chilcott Corp.
3,007,899		Term Loan, 7.36%, Maturing January 18, 2012	2,919,166
828,649		Term Loan, 7.36%, Maturing January 18, 2012	804,204
			$8,988,134
Ecological Services and Equipment — 0.8%
		Allied Waste Industries, Inc.
1,582,106		Term Loan, 5.32%, Maturing January 15, 2012	$1,520,009
2,911,119		Term Loan, 7.09%, Maturing January 15, 2012	2,803,512
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 6.16%, Maturing April 1, 2015	1,344,040

		Duratek, Inc.
2,995		Term Loan, 7.66%, Maturing June 7, 2013 (2)	2,958
		EnergySolutions, LLC
4,262		Term Loan, 7.66%, Maturing June 7, 2013	4,208
		Environmental Systems, Inc.
1,000,000		Term Loan, 12.49%, Maturing December 12, 2010	603,750
		IESI Corp.
3,464,706		Term Loan, 7.08%, Maturing January 20, 2012	3,395,412
		Kemble Water Structure Ltd.
GBP	1,750,000	Term Loan, 9.77%, Maturing October 13, 2013	3,526,085
		Sensus Metering Systems, Inc.
759,214		Term Loan, 7.37%, Maturing December 17, 2010	755,418
71,397		Term Loan, 7.37%, Maturing December 17, 2010	71,040
		Wastequip, Inc.
311,178		Term Loan, 7.16%, Maturing February 5, 2013(2)	309,817
688,822		Term Loan, 7.61%, Maturing February 5, 2013	685,808
			$15,022,057
Electronics/Electrical — 2.0%
		Advanced Micro Devices, Inc.
2,438,719		Term Loan, 7.36%, Maturing December 31, 2013	$2,295,276
		AMI Semiconductor, Inc.
2,113,400		Term Loan, 6.86%, Maturing April 1, 2012	2,076,415
		Aspect Software, Inc.
2,630,125		Term Loan, 8.36%, Maturing July 11, 2011	2,547,934
2,350,000		Term Loan, 12.44%, Maturing July 11, 2013	2,232,500
		Communications & Power, Inc.
1,292,824		Term Loan, 9.22%, Maturing July 23, 2010	1,279,896
		EnerSys Capital, Inc.
1,527,947		Term Loan, 7.11%, Maturing March 17, 2011	1,526,037
		Freescale Semiconductor, Inc.
5,646,625		Term Loan, 7.11%, Maturing December 1, 2013	5,208,368
		Infor Enterprise Solutions Holdings
3,456,736		Term Loan, 9.11%, Maturing July 28, 2012	3,396,243
1,803,514		Term Loan, 9.11%, Maturing July 28, 2012	1,771,953
500,000		Term Loan, 11.11%, Maturing March 2, 2014	478,750
183,333		Term Loan, 11.61%, Maturing March 2, 2014	175,542
316,667		Term Loan, 11.61%, Maturing March 2, 2014	303,208
		Network Solutions, LLC
1,095,588		Term Loan, 7.86%, Maturing March 7, 2014	1,070,253

	Open Solutions, Inc.
2,444,305	Term Loan, 7.45%, Maturing January 23, 2014	2,328,200
	Sensata Technologies Finance Co.
3,786,750	Term Loan, 7.11%, Maturing April 27, 2013	3,672,754
	Spectrum Brands, Inc.
83,608	Term Loan, 5.17%, Maturing March 30, 2013	81,100
1,691,392	Term Loan, 9.35%, Maturing March 30, 2013	1,640,650
1,087,394	Term Loan, 9.32%, Maturing March 30, 2013	1,033,025
	SS&C Technologies, Inc.
2,269,585	Term Loan, 7.36%, Maturing November 23, 2012	2,235,541
48,907	Term Loan, 7.83%, Maturing November 23, 2012	48,173
	TTM Technologies, Inc.
490,500	Term Loan, 7.59%, Maturing October 27, 2012	475,785
	VeriFone, Inc.
475,000	Term Loan, 7.11%, Maturing October 31, 2013	467,875
	Vertafore, Inc.
2,493,750	Term Loan, 7.86%, Maturing January 31, 2012	2,406,469
975,000	Term Loan, 11.36%, Maturing January 31, 2013	931,125
		$39,683,072
Equipment Leasing — 0.6%
	AWAS Capital, Inc.
732,180	Term Loan, 7.13%, Maturing March 22, 2013	$702,893
2,805,248	Term Loan, 11.38%, Maturing March 22, 2013	2,749,143
	Maxim Crane Works, L.P.
1,250,000	Term Loan, 7.36%, Maturing June 29, 2014	1,221,875
	The Hertz Corp.
688,889	Term Loan, 5.36%, Maturing December 21, 2012	669,371
3,838,513	Term Loan, 7.10%, Maturing December 21, 2012 (2)	3,729,756
	United Rentals, Inc.
565,000	Term Loan, 5.32%, Maturing February 14, 2011	555,465
1,238,111	Term Loan, 7.32%, Maturing February 14, 2011	1,217,218
		$10,845,721
Farming/Agriculture — 0.4%
	BF Bolthouse HoldCo, LLC
2,955,000	Term Loan, 7.63%, Maturing December 16, 2012	$2,911,290
1,475,000	Term Loan, 10.86%, Maturing December 16, 2013	1,461,479
	Central Garden & Pet Co.
2,518,125	Term Loan, 6.82%, Maturing February 28, 2014	2,489,796
		$6,862,565

Financial Intermediaries — 0.9%
		AIMCO Properties, L.P.
3,050,000		Term Loan, 6.86%, Maturing March 23, 2011	$3,019,500
		AmeriTrade Holding Corp.
2,108,393		Term Loan, 6.82%, Maturing December 31, 2012	2,062,711
		Citco III, Ltd.
1,775,000		Term Loan, 7.63%, Maturing June 30, 2014	1,775,000
		Coinstar, Inc.
591,460		Term Loan, 7.36%, Maturing July 7, 2011	594,048
		Grosvenor Capital Management
721,375		Term Loan, 7.61%, Maturing December 5, 2013	699,734
		Investools, Inc.
625,000		Term Loan, 8.61%, Maturing August 13, 2012	618,750
		iPayment, Inc.
2,204,650		Term Loan, 7.35%, Maturing May 10, 2013	2,121,975
		Jupiter Asset Management Group
GBP	675,000	Term Loan, 8.05%, Maturing June 30, 2015	1,316,768
		LPL Holdings, Inc.
5,628,999		Term Loan, 7.36%, Maturing December 18, 2014	5,446,057
		RJO Holdings Corp. (RJ O’Brien)
675,000		Term Loan, 8.32%, Maturing July 31, 2014	666,562
			$18,321,105
Food Products — 1.3%
		Acosta, Inc.
2,994,750		Term Loan, 7.57%, Maturing July 28, 2013	$2,897,421
		American Seafoods Group, LLC
1,167,559		Term Loan, 6.86%, Maturing September 30, 2011	1,166,099
		Birds Eye Foods, Inc.
432,083		Term Loan, 7.11%, Maturing March 22, 2013	422,361
		Chiquita Brands, LLC
3,757,115		Term Loan, 8.38%, Maturing June 28, 2012	3,693,714
		Dean Foods Co.
4,962,563		Term Loan, 6.86%, Maturing April 2, 2014	4,798,798
		Michael Foods, Inc.
1,565,962		Term Loan, 7.36%, Maturing November 21, 2010	1,537,253
		Pinnacle Foods Finance, LLC
6,400,000		Term Loan, 8.11%, Maturing April 2, 2014	6,064,000
		QCE Finance, LLC
994,975		Term Loan, 7.61%, Maturing May 5, 2013	955,729
1,225,000		Term Loan, 11.11%, Maturing November 5, 2013	1,189,270
		Reddy Ice Group, Inc.
3,130,000		Term Loan, 7.11%, Maturing August 9, 2012	3,135,869
			$25,860,514

Food Service — 0.9%
		AFC Enterprises, Inc.
705,772		Term Loan, 7.63%, Maturing May 23, 2009	$701,361
		Aramark Corp.
GBP	995,000	Term Loan, 8.08%, Maturing January 27, 2014	1,900,576
		Buffets, Inc.
245,000		Term Loan, 5.25%, Maturing May 1, 2013	243,162
1,845,725		Term Loan, 8.11%, Maturing November 1, 2013	1,831,882
		Burger King Corp.
1,743,983		Term Loan, 6.88%, Maturing June 30, 2012	1,699,075
		CBRL Group, Inc.
2,325,989		Term Loan, 6.86%, Maturing April 27, 2013	2,243,417
		Denny’s, Inc.
176,667		Term Loan, 7.32%, Maturing March 31, 2012	174,348
952,037		Term Loan, 7.36%, Maturing March 31, 2012	939,541
		JRD Holdings, Inc.
925,000		Term Loan, 7.87%, Maturing June 26, 2014	869,500
		Maine Beverage Co., LLC
768,750		Term Loan, 7.11%, Maturing June 30, 2010	764,906
		NPC International, Inc.
514,583		Term Loan, 7.11%, Maturing May 3, 2013	499,146
		OSI Restaurant Partners, LLC
84,586		Term Loan, 7.88%, Maturing May 9, 2013	80,865
1,040,414		Term Loan, 7.63%, Maturing May 9, 2014	994,635
		RMK Acquisition Corp. (Aramark)
290,769		Term Loan, 5.36%, Maturing January 26, 2014	274,413
4,126,757		Term Loan, 7.36%, Maturing January 26, 2014	3,894,627
		Sagittarius Restaurants, LLC
493,750		Term Loan, 7.61%, Maturing March 29, 2013	484,647
			$17,596,101
Food/Drug Retailers — 1.2%
		Cumberland Farms, Inc.
2,059,438		Term Loan, 7.36%, Maturing September 29, 2013	$2,065,873
		General Nutrition Centers, Inc.
1,396,500		Term Loan, 7.61%, Maturing September 16, 2013	1,356,351
		Iceland Foods Group, Ltd.
GBP	1,500,000	Term Loan, 8.02%, Maturing May 2, 2014	3,017,594
GBP	1,500,000	Term Loan, 8.52%, Maturing May 2, 2015	3,032,835
GBP	500,000	Term Loan, 10.14%, Maturing May 2, 2016	1,043,966

		Rite Aid Corp.
5,500,000		Term Loan, 7.07%, Maturing June 1, 2014	5,496,562
		Roundy’s Supermarkets, Inc.
5,225,740		Term Loan, 8.11%, Maturing November 3, 2011	5,101,629
		Supervalu, Inc.
1,950,313		Term Loan, 6.86%, Maturing June 1, 2012	1,898,629
			$23,013,439
Forest Products — 1.2%
		Appleton Papers, Inc.
1,925,000		Term Loan, 7.10%, Maturing June 5, 2014	$1,860,834
		Boise Cascade Holdings, LLC
1,097,862		Term Loan, 0%, Maturing April 30, 2014(2)	1,028,331
4,889,883		Term Loan, 6.86%, Maturing April 30, 2014	4,580,192
		Georgia-Pacific Corp.
11,610,843		Term Loan, 7.11%, Maturing December 20, 2012	10,999,196
		NewPage Corp.
2,129,297		Term Loan, 7.63%, Maturing May 2, 2011	2,100,907
		Xerium Technologies, Inc.
3,896,954		Term Loan, 8.11%, Maturing May 18, 2012	3,721,591
			$24,291,051
Healthcare — 5.0%
		Accellent, Inc.
1,428,250		Term Loan, 7.86%, Maturing November 22, 2012	$1,356,837
		Alliance Imaging, Inc.
2,166,406		Term Loan, 7.88%, Maturing December 29, 2011	2,142,938
		American Achievement Corp.
1,444,022		Term Loan, 7.57%, Maturing March 25, 2011	1,411,532
		American Medical Systems
2,071,013		Term Loan, 7.68%, Maturing July 20, 2012	2,060,657
		AMN Healthcare, Inc.
427,045		Term Loan, 7.11%, Maturing November 2, 2011	416,369
		AMR HoldCo, Inc.
2,192,340		Term Loan, 7.36%, Maturing February 10, 2012	2,130,680
		Biomet, Inc.
4,000,000		Term Loan, Maturing December 26, 2014(9)	3,790,000
EUR	1,775,000	Term Loan, 0%, Maturing December 26, 2014(2)	2,426,672
		Capio AB
EUR	227,051	Term Loan, 6.36%, Maturing April 24, 2015	304,194
EUR	272,949	Term Loan, 6.36%, Maturing April 24, 2015	365,687
EUR	227,051	Term Loan, 6.48%, Maturing April 16, 2016	306,137
EUR	272,949	Term Loan, 6.48%, Maturing April 24, 2016	368,022

		Cardinal Health 409, Inc.
2,200,000		Term Loan, 7.61%, Maturing April 10, 2014	2,068,000
EUR	2,000,000	Term Loan, 6.41%, Maturing April 10, 2014	2,655,569
		Carestream Health, Inc.
3,575,000		Term Loan, 7.34%, Maturing April 30, 2013	3,387,312
1,000,000		Term Loan, 10.59%, Maturing October 30, 2013	985,000
		Carl Zeiss Vision Holding GmbH
1,300,000		Term Loan, 7.84%, Maturing March 23, 2015	1,280,500
		Concentra, Inc.
850,000		Term Loan, 10.86%, Maturing June 25, 2015	841,500
		Conmed Corp.
629,771		Term Loan, 7.07%, Maturing April 13, 2013	610,878
		CRC Health Corp.
594,015		Term Loan, 7.61%, Maturing February 6, 2013	582,135
645,125		Term Loan, 7.86%, Maturing February 6, 2013	632,222
		DaVita, Inc.
7,223,858		Term Loan, 6.86%, Maturing October 5, 2012	6,855,716
		DJ Orthopedics, LLC
411,893		Term Loan, 6.88%, Maturing April 7, 2013	402,625
		Emdeon Business Services, LLC
2,218,426		Term Loan, 7.61%, Maturing November 16, 2013	2,146,327
		Encore Medical Finance, LLC
1,414,312		Term Loan, 7.88%, Maturing November 3, 2013	1,382,490
		FHC Health Systems, Inc.
734,254		Term Loan, 12.07%, Maturing December 18, 2009	741,596
513,978		Term Loan, 14.07%, Maturing December 18, 2009	519,117
		Fresenius Medical Care Holdings
3,534,977		Term Loan, 6.74%, Maturing March 31, 2013	3,408,888
		Hanger Orthopedic Group, Inc.
1,564,338		Term Loan, 7.61%, Maturing May 30, 2013	1,556,516
		HCA, Inc.
9,900,250		Term Loan, 7.61%, Maturing November 18, 2013	9,575,195
		Health Management Association, Inc.
4,379,025		Term Loan, 7.11%, Maturing February 28, 2014 (2)	4,269,549
		HealthSouth Corp.
2,130,877		Term Loan, 7.86%, Maturing March 10, 2013	2,079,338
		IASIS Healthcare, LLC
423,291		Term Loan, 5.70%, Maturing March 14, 2014 (2)	404,243
112,878		Term Loan, 7.32%, Maturing March 14, 2014	107,798
1,235,734		Term Loan, 7.36%, Maturing March 14, 2014	1,180,126

		Ikaria Acquisition, Inc.
846,277		Term Loan, 7.86%, Maturing March 28, 2013	848,392
		IM US Holdings, LLC
900,000		Term Loan, 9.59%, Maturing June 26, 2015	877,500
		Invacare Corp.
3,360,619		Term Loan, 7.59%, Maturing February 12, 2013	3,230,395
		inVentiv Health, Inc.
77,143		Term Loan, 0%, Maturing July 6, 2014 (2)	74,636
1,272,857		Term Loan, 7.11%, Maturing July 6, 2014	1,270,471
		Leiner Health Products, Inc.
1,091,250		Term Loan, 9.83%, Maturing May 27, 2011	1,061,241
		LifeCare Holdings, Inc.
957,938		Term Loan, 8.36%, Maturing August 11, 2012	892,479
		LifePoint Hospitals, Inc.
2,959,542		Term Loan, 6.99%, Maturing April 15, 2012	2,822,663
		Magellan Health Services, Inc.
277,778		Term Loan, 5.20%, Maturing August 15, 2008	278,472
138,889		Term Loan, 7.11%, Maturing August 15, 2008	139,236
		Matria Healthcare, Inc.
1,211,837		Term Loan, 7.36%, Maturing January 19, 2012	1,181,541
		MultiPlan Merger Corp.
799,410		Term Loan, 7.82%, Maturing April 12, 2013	772,430
1,454,688		Term Loan, 7.82%, Maturing April 12, 2013	1,405,593
		National Mentor Holdings, Inc.
81,200		Term Loan, 5.32%, Maturing June 29, 2013	80,769
1,355,112		Term Loan, 7.35%, Maturing June 29, 2013	1,347,914
		National Rental Institutes, Inc.
2,128,500		Term Loan, 7.63%, Maturing March 31, 2013	2,022,075
		Nyco Holdings
EUR	1,950,000	Term Loan, 6.66%, Maturing December 29, 2014	2,589,658
EUR	1,950,000	Term Loan, 7.16%, Maturing December 29, 2015	2,603,004
		Physiotherapy Associates, Inc.
1,200,000		Term Loan, 10.25%, Maturing June 27, 2013	1,185,000
		RadNet Management, Inc.
721,375		Term Loan, 8.86%, Maturing November 15, 2012	723,178
		Renal Advantage, Inc.
393,126		Term Loan, 7.86%, Maturing October 5, 2012	385,263
		Select Medical Holding Corp.
2,027,418		Term Loan, 7.36%, Maturing February 24, 2012	1,983,490
		Sunrise Medical Holdings, Inc.
2,092,560		Term Loan, 9.38%, Maturing May 13, 2010	2,071,634

	Vanguard Health Holding Co., LLC
2,226,088	Term Loan, 7.61%, Maturing September 23, 2011	2,148,175
	Viant Holdings, Inc.
775,000	Term Loan, 7.61%, Maturing June 25, 2014	753,687
		$97,501,261
Home Furnishings — 0.6%
	Hunter Fan Co.
70,714	Term Loan, 0.00%, Maturing April 16, 2014 (2)	$67,179
754,286	Term Loan, 7.86%, Maturing April 16, 2014	716,571
	Interline Brands, Inc.
1,300,989	Term Loan, 7.07%, Maturing June 23, 2013	1,261,959
899,674	Term Loan, 7.07%, Maturing June 23, 2013	872,684
	National Bedding Co., LLC
1,497,500	Term Loan, 7.36%, Maturing August 31, 2011 (3)	1,465,678
1,050,000	Term Loan, 10.36%, Maturing August 31, 2012	1,002,750
	Oreck Corp.
1,811,689	Term Loan, 10.00%, Maturing February 2, 2012	1,476,526
	Simmons Co.
3,795,769	Term Loan, 7.41%, Maturing December 19, 2011	3,681,896
1,000,000	Term Loan, 10.65%, Maturing February 15, 2012	961,667
		$11,506,910
Industrial Equipment — 1.2%
	Aearo Technologies, Inc.
500,000	Term Loan, 10.86%, Maturing September 24, 2013	$488,750
1,000,000	Term Loan, 7.61%, Maturing July 2, 2014	960,000
	Alliance Laundry Holdings, LLC
479,202	Term Loan, 7.61%, Maturing January 27, 2012	473,212
	Colfax Corp.
2,250,332	Term Loan, 7.63%, Maturing May 30, 2009	2,268,616
	EPD Holdings (Goodyear Engineering Production)
115,625	Term Loan, Maturing July 13, 2014 (9)	111,578
809,375	Term Loan, Maturing July 13, 2014 (9)	781,047
1,100,000	Term Loan, Maturing July 13, 2015 (9)	1,062,416
	Flowserve Corp.
2,325,916	Term Loan, 6.88%, Maturing August 10, 2012	2,286,666
	FR Brand Acquisition Corp.
997,500	Term Loan, 7.63%, Maturing February 7, 2014	944,300
	Generac Acquisition Corp.
2,707,750	Term Loan, 7.86%, Maturing November 7, 2013	2,494,515

500,000		Term Loan, 11.36%, Maturing April 7, 2014	406,562
		Gleason Corp.
287,576		Term Loan, Maturing June 30, 2013 (9)	282,903
762,424		Term Loan, 7.38%, Maturing June 30, 2013	750,035
		Itron, Inc.
EUR	498,750	Term Loan, 6.22%, Maturing April 18, 2014	662,233
		John Maneely Co.
2,687,946		Term Loan, 8.61%, Maturing December 8, 2013	2,415,791
		Kion Group GMBH
250,000		Term Loan, 7.58%, Maturing December 23, 2014	245,562
250,000		Term Loan, 7.83%, Maturing December 23, 2015	246,812
		Polypore International, Inc.
4,350,000		Term Loan, 7.56%, Maturing July 3, 2014	4,132,500
		TFS Acquisition Corp.
893,250		Term Loan, 8.86%, Maturing August 11, 2013	888,784
		Terex Corp.
940,500		Term Loan, 7.11%, Maturing July 13, 2013	944,027
			$22,846,309
Insurance — 0.8%
		Applied Systems, Inc.
1,000,000		Term Loan, 7.85%, Maturing September 26, 2013	$977,500
		ARG Holding, Inc.
1,231,250		Term Loan, 8.38%, Maturing November 30, 2011	1,218,937
2,625,000		Term Loan, 12.63%, Maturing November 30, 2012	2,611,875
		CCC Information Services Group
1,166,500		Term Loan, 7.86%, Maturing February 10, 2013	1,137,337
		Conseco, Inc.
4,722,438		Term Loan, 7.32%, Maturing October 10, 2013	4,545,346
		Crawford & Company
1,659,935		Term Loan, 7.61%, Maturing October 31, 2013	1,662,009
		Hilb, Rogal & Hobbs Co.
790,000		Term Loan, 6.86%, Maturing April 26, 2013	774,941
		Hub International Holdings, Inc.
219,608		Term Loan, 0%, Maturing June 13, 2014 (2)	208,078
980,392		Term Loan, 7.86%, Maturing June 13, 2014	928,922
		U.S.I. Holdings Corp.
1,200,000		Term Loan, 8.11%, Maturing May 4, 2014	1,140,000
			$15,204,945

Leisure Goods/Activities/Movies — 4.1%
		24 Hour Fitness Worldwide, Inc.
1,994,750		Term Loan, 7.87%, Maturing June 8, 2012	$1,974,802
		Alliance Atlantis Communications, Inc.
701,845		Term Loan, 6.85%, Maturing December 31, 2011	701,845
		AMC Entertainment, Inc.
2,240,875		Term Loan, 7.07%, Maturing January 26, 2013	2,166,180
		AMF Bowling Worldwide, Inc.
1,300,000		Term Loan, 11.57%, Maturing December 8, 2013	1,293,500
		Butterfly Wendel US, Inc.
387,500		Term Loan, 8.14%, Maturing June 22, 2013	383,819
387,500		Term Loan, 7.89%, Maturing June 22, 2014	381,881
		Carmike Cinemas, Inc.
2,954,774		Term Loan, 8.61%, Maturing May 19, 2012	2,884,598
		Cedar Fair, L.P.
495,000		Term Loan, 7.32%, Maturing August 31, 2011	480,150
3,984,750		Term Loan, 7.32%, Maturing August 30, 2012	3,854,138
		Cinemark, Inc.
4,788,813		Term Loan, 7.13%, Maturing October 5, 2013	4,633,176
		Dave & Buster’s, Inc.
590,000		Term Loan, 7.61%, Maturing March 8, 2013	587,050
987,500		Term Loan, 7.61%, Maturing March 8, 2013	982,562
		Deluxe Entertainment Services
41,339		Term Loan, 5.26%, Maturing January 28, 2011	39,582
925,984		Term Loan, 7.61%, Maturing January 28, 2011	886,630
82,677		Term Loan, 7.61%, Maturing January 28, 2011	79,163
		Easton-Bell Sports, Inc.
1,481,250		Term Loan, 7.11%, Maturing March 16, 2012	1,419,223
		Mega Blocks, Inc.
1,492,386		Term Loan, 7.63%, Maturing July 26, 2012	1,455,076
		Metro-Goldwyn-Mayer Holdings, Inc.
10,241,581		Term Loan, 8.61%, Maturing April 8, 2012	9,701,574
		National CineMedia, LLC
1,575,000		Term Loan, 7.11%, Maturing February 13, 2015	1,530,563
		Red Football, Ltd.
GBP	4,750,000	Term Loan, 8.16%, Maturing August 16, 2014	9,584,672
GBP	4,750,000	Term Loan, 8.41%, Maturing August 16, 2015	9,632,933
		Regal Cinemas Corp.
6,304,862		Term Loan, 6.86%, Maturing November 10, 2010	6,138,048
		Revolution Studios
1,838,174		Term Loan, 9.07%, Maturing December 21, 2014	1,764,647

1,050,000	Term Loan, 12.32%, Maturing June 21, 2015	1,018,500
	Six Flags Theme Parks, Inc.
4,525,000	Term Loan, 7.61%, Maturing April 30, 2015	4,261,043
	Southwest Sports Group, LLC
1,450,000	Term Loan, 7.88%, Maturing December 22, 2010	1,442,750
	Universal City Development Partners, Ltd.
2,912,921	Term Loan, 7.36%, Maturing June 9, 2011	2,840,098
	WMG Acquisition Corp.
900,000	Revolving Loan, 7.36%, Maturing February 28, 2010 (2)	879,750
6,988,895	Term Loan, 7.36%, Maturing February 28, 2011	6,841,632
		$79,839,585
Lodging and Casinos — 1.7%
	Bally Technologies, Inc.
5,481,670	Term Loan, 8.64%, Maturing September 5, 2009	$5,340,062
	CCM Merger, Inc.
2,586,002	Term Loan, 7.36%, Maturing April 25, 2012	2,495,492
	Green Valley Ranch Gaming, LLC
648,767	Term Loan, 7.36%, Maturing February 16, 2014	632,548
	Isle of Capri Casinos, Inc.
2,661,765	Term Loan, Maturing November 30, 2013 (9)	2,661,765
798,529	Term Loan, Maturing November 30, 2013 (9)	798,529
1,064,706	Term Loan, Maturing November 30, 2013 (9)	1,064,706
	Las Vegas Sands, LLC
4,960,000	Term Loan, 7.11%, Maturing May 23, 2014	4,754,711
	LodgeNet Entertainment Corp.
1,200,000	Term Loan, 7.36%, Maturing April 4, 2014	1,175,000
	New World Gaming Partners, Ltd.
1,458,333	Term Loan, Maturing June 30, 2014 (9)	1,418,229
291,667	Term Loan, Maturing June 30, 2014 (9)	283,646
	Penn National Gaming, Inc.
7,786,312	Term Loan, 7.11%, Maturing October 3, 2012	7,668,544
	Pinnacle Entertainment, Inc.
925,000	Term Loan, 0%, Maturing December 14, 2011 (2)	898,792
	Venetian Casino Resort, LLC
1,240,000	Term Loan, 0%, Maturing May 14, 2014 (2)	1,188,678
	VML US Finance, LLC
2,300,000	Term Loan, 7.61%, Maturing May 25, 2013	2,226,071
	Wimar Opco, LLC
927,958	Term Loan, 7.61%, Maturing January 3, 2012	907,466
		$33,514,239

Nonferrous Metals/Minerals — 1.2%
	Alpha Natural Resources, LLC
2,905,750	Term Loan, 7.11%, Maturing October 26, 2012	$2,782,256
	Compass Minerals Group, Inc.
2,885,684	Term Loan, 6.86%, Maturing December 22, 2012	2,803,924
	IFM (US) Colonial Pipeline 2, LLC
947,625	Term Loan, 7.36%, Maturing February 27, 2012	933,411
	Magnequench International, Inc.
867,345	Term Loan, 8.37%, Maturing August 31, 2009	867,345
	Magnum Coal Co.
245,455	Term Loan, 8.57%, Maturing March 15, 2013	245,608
2,423,864	Term Loan, 8.57%, Maturing March 15, 2013	2,425,379
	Murray Energy Corp.
957,950	Term Loan, 8.36%, Maturing January 28, 2010	962,740
	Noranda Aluminum Acquisition
573,750	Term Loan, 7.32%, Maturing May 18, 2014	564,666
	Novelis, Inc.
914,063	Term Loan, Maturing June 28, 2014 (9)	872,930
2,010,938	Term Loan, Maturing June 28, 2014 (9)	1,920,445
	Oxbow Carbon and Mineral Holdings
165,101	Term Loan, 0%, Maturing May 8, 2014 (2)	157,671
1,880,187	Term Loan, 7.40%, Maturing May 8, 2014	1,795,579
	Stillwater Mining Co.
4,830,085	Term Loan, 7.63%, Maturing July 30, 2010	4,818,010
	Thompson Creek Metals Co.
1,783,918	Term Loan, 10.09%, Maturing October 26, 2012	1,783,918
		$22,933,882
Oil and Gas — 1.4%
	Atlas Pipeline Partners, L.P.
2,200,000	Term Loan, Maturing July 20, 2014 (9)	$2,183,500
	Big West Oil, LLC
577,500	Term Loan, 0%, Maturing May 1, 2014 (2)	558,009
472,500	Term Loan, 7.61%, Maturing May 1, 2014	456,553
	Citgo Petroleum Corp.
1,965,339	Term Loan, 6.70%, Maturing November 15, 2012	1,912,929
	Concho Resources, Inc.
2,718,188	Term Loan, 9.07%, Maturing March 27, 2012	2,684,210
	Dresser, Inc.
850,000	Term Loan, 7.86%, Maturing May 4, 2014	822,587

1,250,000		Term Loan, 11.11%, Maturing May 4, 2015	1,187,500
		El Paso Corp.
1,750,000		Term Loan, 5.22%, Maturing July 31, 2011	1,688,750
		Key Energy Services, Inc.
1,000,000		Term Loan, 5.36%, Maturing June 30, 2012	980,000
1,359,300		Term Loan, 7.84%, Maturing June 30, 2012	1,332,114
		Kinder Morgan, Inc.
5,503,030		Term Loan, 6.82%, Maturing May 21, 2014	5,248,515
		Primary Natural Resources, Inc.
1,975,000		Term Loan, 9.32%, Maturing July 28, 2010 (3)	1,972,827
		Targa Resources, Inc.
1,602,972		Term Loan, 5.24%, Maturing October 31, 2012	1,589,948
3,280,615		Term Loan, 7.33%, Maturing October 31, 2012	3,253,960
		Volnay Acquisition Co.
895,000		Term Loan, 7.36%, Maturing January 12, 2014	859,200
		W&T Offshore, Inc.
892,500		Term Loan, 7.61%, Maturing May 26, 2010	881,344
		Western Refining, LLC
55,357		Term Loan, 7.07%, Maturing June 2, 2014	53,212
			$27,665,158
Publishing — 4.2%
		American Media Operations, Inc.
3,825,000		Term Loan, 8.59%, Maturing January 31, 2013	$3,595,500
		Aster Zweite Beteiligungs GmbG
EUR	472,333	Term Loan, 6.42%, Maturing September 27, 2013	630,995
1,075,000		Term Loan, 7.62%, Maturing September 27, 2013	1,052,605
		CBD Media, LLC
1,175,598		Term Loan, 7.82%, Maturing December 31, 2009	1,160,903
		Dex Media East, LLC
3,741,209		Term Loan, 6.86%, Maturing May 8, 2009	3,631,895
		Dex Media West, LLC
4,870,376		Term Loan, 6.86%, Maturing March 9, 2010	4,742,529
		GateHouse Media Operating, Inc.
800,000		Term Loan, 7.36%, Maturing August 28, 2014	760,666
975,000		Term Loan, 7.36%, Maturing August 28, 2014	945,547
1,850,000		Term Loan, 7.36%, Maturing August 28, 2014	1,759,041
		Idearc, Inc.
12,462,375		Term Loan, 7.36%, Maturing November 17, 2014	11,932,724

		MediaNews Group, Inc.
1,262,250		Term Loan, 7.09%, Maturing August 2, 2013	1,230,694
		Mediannuaire Holding
EUR	1,000,000	Term Loan, 6.39%, Maturing October 10, 2014	1,330,864
EUR	1,000,000	Term Loan, 6.89%, Maturing October 10, 2015	1,337,709
EUR	500,000	Term Loan, 8.39%, Maturing April 10, 2016	669,596
		Merrill Communications, LLC
1,459,378		Term Loan, 7.59%, Maturing February 9, 2009	1,431,406
		Nelson Education, Ltd.
675,000		Term Loan, 8.25%, Maturing July 5, 2014	671,625
		Penton Media, Inc.
997,500		Term Loan, 7.61%, Maturing February 1, 2013	973,809
		Philadelphia Newspapers, LLC
1,049,109		Term Loan, 8.11%, Maturing June 29, 2013	1,017,636
		R.H. Donnelley Corp.
313,320		Term Loan, 6.57%, Maturing December 31, 2009	296,871
4,348,295		Term Loan, 6.86%, Maturing June 30, 2010	4,213,089
		Reader’s Digest Association
7,955,063		Term Loan, 7.35%, Maturing March 2, 2014	7,398,208
		Riverdeep Interactive Learning USA, Inc.
4,968,722		Term Loan, 8.11%, Maturing December 20, 2013	4,819,661
		SGS International, Inc.
911,125		Term Loan, 7.87%, Maturing December 30, 2011	902,014
		Source Media, Inc.
2,460,405		Term Loan, 7.61%, Maturing November 8, 2011	2,469,631
		SP Newsprint Co.
1,305,204		Term Loan, 5.32%, Maturing January 9, 2010	1,266,048
		Sun Media Corp.
2,310,900		Term Loan, 7.11%, Maturing February 7, 2009	2,256,016
		TL Acquisitions, Inc.
3,275,000		Term Loan, 8.07%, Maturing July 5, 2014 (2)	3,085,050
		Trader Media Corp.
GBP	2,375,000	Term Loan, 8.08%, Maturing March 23, 2015	4,725,576
		Tribune Co.
2,660,000		Term Loan, 7.86%, Maturing May 17, 2009	2,612,500
4,275,000		Term Loan, 8.36%, Maturing May 17, 2014	3,896,359
		Xsys, Inc.
EUR	527,667	Term Loan, 6.42%, Maturing September 27, 2013	704,918
1,290,100		Term Loan, 7.82%, Maturing September 27, 2013	1,263,223
1,290,100		Term Loan, 8.32%, Maturing September 27, 2014	1,269,674
		Yell Group, PLC
3,425,000		Term Loan, 7.32%, Maturing February 10, 2013	3,377,906
			$83,432,488

Radio and Television — 2.8%
	ALM Media Holdings, Inc.
1,135,123	Term Loan, 7.82%, Maturing March 4, 2010	$1,132,285
	Block Communications, Inc.
2,068,500	Term Loan, 7.36%, Maturing December 22, 2011	2,011,616
	CMP KC, LLC
978,688	Term Loan, 9.38%, Maturing May 5, 2013	983,581
	CMP Susquehanna Corp.
1,765,429	Term Loan, 7.36%, Maturing May 5, 2013	1,711,362
	CanWest MediaWorks, Ltd.
1,175,000	Term Loan, 7.34%, Maturing July 10, 2014	1,151,500
	DirecTV Holdings, LLC
1,850,781	Term Loan, 6.82%, Maturing April 13, 2013	1,803,997
	Discovery Communications, Inc.
3,475,000	Term Loan, 7.36%, Maturing April 30, 2014	3,396,813
	Emmis Operating Co.
1,068,571	Term Loan, 7.36%, Maturing November 2, 2013	1,042,659
	Entravision Communications Corp.
1,817,625	Term Loan, 6.86%, Maturing September 29, 2013	1,778,243
	Gray Television, Inc.
1,658,250	Term Loan, 6.86%, Maturing January 19, 2015	1,583,629
	HEI Acquisition, LLC
2,775,000	Term Loan, 9.36%, Maturing April 13, 2014	2,525,250
	HIT Entertainment, Inc.
2,457,492	Term Loan, 7.34%, Maturing March 20, 2012	2,380,695
	NEP II, Inc.
847,874	Term Loan, 7.61%, Maturing February 16, 2014	822,437
	Nexstar Broadcasting, Inc.
2,129,336	Term Loan, 7.11%, Maturing October 1, 2012	2,084,088
2,016,967	Term Loan, 7.11%, Maturing October 1, 2012	1,974,106
	NextMedia Operating, Inc.
300,188	Term Loan, 7.32%, Maturing November 15, 2012	287,430
133,417	Term Loan, 7.32%, Maturing November 15, 2012	127,747
	PanAmSat Corp.
3,225,625	Term Loan, 7.36%, Maturing January 3, 2014	3,138,265
	Paxson Communications Corp.
3,250,000	Term Loan, 8.61%, Maturing January 15, 2012	3,185,000

		Raycom TV Broadcasting, LLC
3,400,000		Term Loan, 6.88%, Maturing June 25, 2014	3,387,250
		SFX Entertainment
1,500,010		Term Loan, 8.10%, Maturing June 21, 2013	1,455,009
		Sirius Satellite Radio, Inc.
750,000		Term Loan, 7.63%, Maturing December 19, 2012	708,750
		Tyrol Acquisition 2 SAS
EUR	1,050,000	Term Loan, 6.37%, Maturing January 19, 2015	1,400,994
EUR	1,050,000	Term Loan, 6.62%, Maturing January 19, 2016	1,407,690
		Univision Communications, Inc.
1,000,000		Term Loan, 7.82%, Maturing March 29, 2009	977,000
703,691		Term Loan, 0%, Maturing September 29, 2014 (2)	651,926
10,946,309		Term Loan, 7.61%, Maturing September 29, 2014 (2)	10,141,076
		Young Broadcasting, Inc.
2,345,884		Term Loan, 7.88%, Maturing November 3, 2012	2,241,786
			$55,492,184
Rail Industries — 0.3%
		Kansas City Southern Railway Co.
3,366,000		Term Loan, 7.07%, Maturing March 30, 2008	$3,262,916
		RailAmerica, Inc.
2,225,000		Term Loan, 7.61%, Maturing August 14, 2008	2,202,750
			$5,465,666
Retailers (Except Food and Drug) — 1.6%
		Advantage Sales & Marketing, Inc.
3,590,840		Term Loan, 7.36%, Maturing March 29, 2013	$3,442,717
600,000		Term Loan, 7.36%, Maturing March 29, 2013	575,250
		Amscan Holdings, Inc.
723,188		Term Loan, 7.60%, Maturing May 25, 2013	701,492
		Claire’s Stores, Inc.
500,000		Term Loan, 8.11%, Maturing May 24, 2014	456,667
		Coinmach Laundry Corp.
4,522,461		Term Loan, 7.88%, Maturing December 19, 2012	4,465,930
		FTD, Inc.
872,800		Term Loan, 7.36%, Maturing July 28, 2013	864,072
		Harbor Freight Tools USA, Inc.
2,568,679		Term Loan, 7.61%, Maturing July 15, 2010	2,495,901
		Home Interiors & Gifts, Inc.
991,691		Term Loan, 10.35%, Maturing March 31, 2011	695,837
		Josten’s Corp.
991,336		Term Loan, 7.33%, Maturing October 4, 2011	997,119

		Mapco Express, Inc.
2,419,027		Term Loan, 8.11%, Maturing April 28, 2011	2,409,955
		Nebraska Book Co., Inc.
921,937		Term Loan, 7.83%, Maturing March 4, 2011	926,547
		Neiman Marcus Group, Inc.
1,542,722		Term Loan, 7.11%, Maturing April 5, 2013	1,480,717
		Oriental Trading Co., Inc.
1,150,000		Term Loan, 11.36%, Maturing January 31, 2013	1,104,000
2,153,250		Term Loan, 7.59%, Maturing July 31, 2013	2,045,588
		Pantry, Inc. (The)
1,205,556		Term Loan, 7.07%, Maturing May 15, 2014	1,118,153
344,444		Term Loan, 7.07%, Maturing May 15, 2014 (2)	319,472
		Rent-A-Center, Inc.
1,433,393		Term Loan, 7.12%, Maturing November 15, 2012	1,406,069
		Savers, Inc.
453,426		Term Loan, 8.11%, Maturing August 11, 2012	446,625
516,409		Term Loan, 8.11%, Maturing August 11, 2012	508,663
		The Yankee Candle Company, Inc.
3,765,563		Term Loan, 7.36%, Maturing February 6, 2014	3,577,284
		Vivarte
EUR	1,000,000	Term Loan, 6.20%, Maturing May 29, 2015	1,288,050
EUR	1,000,000	Term Loan, 6.70%, Maturing May 29, 2016	1,294,513
			$32,620,621
Steel — 0.4%
		Algoma Acquisition Corp.
3,175,000		Term Loan, Maturing June 20, 2013 (9)	$3,016,250
		Gibraltar Industries, Inc.
600,163		Term Loan, 7.13%, Maturing December 8, 2010	599,038
		Niagara Corp.
1,475,000		Term Loan, 10.36%, Maturing June 29, 2014	1,478,688
		Tube City IMS Corp.
324,324		Term Loan, 5.26%, Maturing January 25, 2014	318,108
2,668,986		Term Loan, 7.61%, Maturing January 25, 2014	2,617,830
			$8,029,914
Surface Transport — 0.7%
		Gainey Corp.
1,982,307		Term Loan, 8.10%, Maturing April 20, 2012	$1,973,634
		Horizon Lines, LLC
759,459		Term Loan, 7.57%, Maturing July 7, 2011	755,662
		Laidlaw International, Inc.
397,000		Term Loan, 7.07%, Maturing July 31, 2013	399,978

1,191,000		Term Loan, 7.07%, Maturing July 31, 2013	1,199,933
		Oshkosh Truck Corp.
2,537,250		Term Loan, 7.11%, Maturing December 6, 2013	2,456,969
		Ozburn-Hessey Holding Co., LLC
591,401		Term Loan, 8.57%, Maturing August 9, 2012	558,874
		Sirva Worldwide, Inc.
1,572,517		Term Loan, 12.61%, Maturing December 1, 2010	1,278,980
		Swift Transportation Co., Inc.
4,020,930		Term Loan, 8.38%, Maturing May 10, 2014	3,588,680
		Vanguard Car Rental USA
1,475,250		Term Loan, 8.34%, Maturing June 14, 2013	1,463,725
			$13,676,435
Telecommunications — 2.2%
		American Cellular Corp.
2,718,188		Term Loan, 7.36%, Maturing March 15, 2014	$2,691,571
		BCM Luxembourg, Ltd.
EUR	1,375,000	Term Loan, 5.90%, Maturing September 30, 2014	1,832,175
EUR	1,375,000	Term Loan, 6.15%, Maturing September 30, 2015	1,845,197
		Centennial Cellular Operating Co., LLC
3,533,773		Term Loan, 7.36%, Maturing February 9, 2011	3,443,220
		Consolidated Communications, Inc.
3,648,439		Term Loan, 7.11%, Maturing July 27, 2015	3,593,713
		FairPoint Communications, Inc.
3,200,000		Term Loan, 7.13%, Maturing February 8, 2012	3,096,000
		Intelsat Bermuda, Ltd.
1,425,000		Term Loan, 7.86%, Maturing February 1, 2014	1,392,302
		Intelsat Subsuduary Holding Co.
1,290,250		Term Loan, 7.36%, Maturing July 3, 2013	1,256,381
		Iowa Telecommunications Services
3,208,000		Term Loan, 7.11%, Maturing November 23, 2011	3,153,865
		IPC Systems, Inc.
GBP	1,700,000	Term Loan, 8.27%, Maturing May 31, 2014	3,195,399
		Macquarie UK Broadcast Ventures, Ltd.
GBP	1,100,000	Term Loan, 7.92%, Maturing December 26, 2014 (2)	2,235,255
		NTelos, Inc.
1,757,073		Term Loan, 7.57%, Maturing August 24, 2011	1,713,146
		Stratos Global Corp.
1,262,250		Term Loan, 8.11%, Maturing February 13, 2012	1,238,583

		TDC AS (Nordic Telephone Company)
EUR	1,215,128	Term Loan, 5.88%, Maturing April 10, 2014	1,626,481
EUR	1,500,000	Term Loan, 6.13%, Maturing April 10, 2015	2,017,827
		Trilogy International Partners
1,225,000		Term Loan, 8.86%, Maturing June 29, 2012	1,188,250
		Triton PCS, Inc.
4,483,809		Term Loan, 8.57%, Maturing November 18, 2009	4,472,599
		Windstream Corp.
4,040,647		Term Loan, 6.86%, Maturing July 17, 2013	3,951,417
			$43,943,381
Utilities — 1.8%
		AEI Finance Holding, LLC
388,674		Term Loan, 5.26%, Maturing March 30, 2012	$380,901
2,961,326		Term Loan, 8.36%, Maturing March 30, 2014	2,902,099
		Astoria Generating Co.
1,036,311		Term Loan, 7.34%, Maturing February 23, 2013	1,018,662
1,250,000		Term Loan, 9.11%, Maturing August 23, 2013	1,231,934
		BRSP, LLC
2,403,436		Term Loan, 8.38%, Maturing July 13, 2009	2,415,453
		Calpine Corp.
1,197,000		DIP Loan, 7.61%, Maturing March 30, 2009	1,162,835
		Cogentrix Delaware Holdings, Inc.
617,355		Term Loan, 6.86%, Maturing April 14, 2012	615,297
		Covanta Energy Corp.
767,010		Term Loan, 5.26%, Maturing February 9, 2014	751,191
1,554,095		Term Loan, 6.88%, Maturing February 9, 2014	1,522,042
		Electricinvest Holding Co.
EUR	536,193	Term Loan, 7.85%, Maturing October 24, 2012	736,414
GBP	540,000	Term Loan, 9.67%, Maturing October 24, 2012	1,100,650
		Elster Group GmbH (Ruhrgas)
EUR	550,154	Term Loan, 6.30%, Maturing June 12, 2013	746,332
EUR	431,988	Term Loan, 6.80%, Maturing June 12, 2014	588,802
		HCP Acquisition, Inc.
2,992,481		Term Loan, 7.59%, Maturing February 13, 2014	2,985,000
		LS Power Acquisition Co.
825,000		Term Loan, 9.11%, Maturing November 1, 2014	771,375
		Mach General, LLC
91,406		Term Loan, 7.36%, Maturing February 22, 2013	88,710
879,176		Term Loan, 7.36%, Maturing February 22, 2014	853,240

	Mirant North America, LLC
1,116,606	Term Loan, 7.07%, Maturing January 3, 2013	1,088,768
	NRG Energy, Inc.
2,994,481	Term Loan, 7.11%, Maturing June 1, 2014	2,899,655
7,212,443	Term Loan, 7.11%, Maturing June 1, 2014	6,984,047
	NRG Holdings, Inc.
2,425,000	Term Loan, 0%, Maturing June 1, 2014 (2)	2,368,013
	Pike Electric, Inc.
605,974	Term Loan, 6.88%, Maturing July 1, 2012	591,835
456,534	Term Loan, 6.88%, Maturing December 10, 2012	445,882
	Vulcan Energy Corp.
1,969,609	Term Loan, 6.86%, Maturing July 23, 2010	1,942,526
		$36,191,663
Total Senior, Floating Rate Interests (identified cost $1,296,677,790)		$1,261,243,440

Mortgage Pass-Throughs — 50.1%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
5,215	5.50%, with maturity at 2014	5,229,824
1,037	5.549%, with maturity at 2025 (6)	1,033,742
3,215	6.00%, with various maturities to 2026	3,240,616
46,407	6.50%, with various maturities to 2028	47,695,647
89,160	7.00%, with various maturities to 2031	92,072,471
799	7.13%, with maturity at 2023	842,008
55,659	7.50%, with various maturities to 2029	58,947,438
1,213	7.65%, with maturity at 2022	1,296,260
220	7.70%, with maturity at 2022	235,762
24,040	8.00%, with various maturities to 2030	25,910,247
726	8.25%, with maturity at 2020	764,701
1,911	8.30%, with maturity at 2020	2,075,572
19,430	8.50%, with various maturities to 2031	21,097,421
90	8.75%, with maturity at 2010	91,594
7,074	9.00%, with various maturities to 2031	7,697,624
5,954	9.50%, with various maturities to 2025	6,614,442
931	10.00%, with maturity at 2020	1,039,944
901	10.50%, with maturity at 2020	1,014,932
1,293	12.00%, with maturity at 2020	1,448,690
71	13.00%, with maturity at 2015	82,899
		$278,431,834
	Federal National Mortgage Assn.:
16,989	5.50%, with various maturities to 2028	16,987,858

7,527	5.519%, with maturity at 2036 (6)	7,526,554
17,133	6.00%, with various maturities to 2026	17,340,445
22,695	6.332%, with maturity at 2032 (6)	23,105,604
64,432	6.50%, with various maturities to 2031	66,292,770
799	6.75%, with maturity at 2023	821,415
96,890	7.00%, with various maturities to 2029	100,791,793
5,322	7.281%, with maturity at 2022 (6)	5,416,500
19,476	7.50%, with various maturities to 2031	20,649,757
14,661	8.00%, with various maturities to 2029	15,678,849
84	8.25%, with maturity at 2018	90,449
3,690	8.438%, with maturity at 2027 (6) (7)	4,047,514
16,128	8.50%, with various maturities to 2028	17,638,370
1,779	8.639%, with maturity at 2028 (6) (7)	1,914,316
1,105	8.774%, with maturity at 2029 (6) (7)	1,211,360
1,675	8.772%, with maturity at 2027 (6) (7)	1,837,472
21,762	9.00%, with various maturities to 2027	23,759,401
633	9.317%, with maturity at 2024 (6) (7)	682,577
10,620	9.50%, with various maturities to 2030	11,818,592
1,167	9.618%, with maturity at 2018 (6) (7)	1,295,922
1,954	10.00%, with various maturities to 2020	2,188,597
1,935	10.223%, with maturity at 2025 (6) (7)	2,162,326
2,261	10.372%, with maturity at 2019 (6) (7)	2,492,002
1,874	10.50%, with maturity at 2021	2,101,665
779	11.50%, with maturity at 2016	872,047
48	12.50%, with maturity at 2011	52,501
		$348,776,656
	Government National Mortgage Assn.:
5,432	6.00%, with maturity at 2024	5,523,305
29,212	6.50%, with maturity at 2024	30,193,392
10,182	7.00%, with various maturities to 2025	10,703,364
31,869	7.50%, with various maturities to 2031	33,879,542
44,039	8.00%, with various maturities to 2034	47,594,903
1,063	8.30%, with maturity at 2020	1,153,391
2,214	8.50%, with various maturities to 2022	2,393,760
10,288	9.00%, with various maturities to 2026	11,414,633
14,819	9.50%, with various maturities to 2026	16,644,572
935	10.00%, with maturity at 2019	1,052,108
		$160,552,970
	Collateralized Mortgage Obligations:
3,252	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	3,358,984
5,299	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	5,468,372

4,565	Federal Home Loan Mortgage Corp., Series 1620, Class Z, 6.00%, 11/15/23	4,620,986
9,494	Federal Home Loan Mortgage Corp., Series 1702, Class PZ, 6.50%, 3/15/24	10,070,024
505	Federal Home Loan Mortgage Corp., Series 1720, Class PJ, 7.25%, 1/15/24	510,771
1,106	Federal Home Loan Mortgage Corp., Series 2122, Class K, 6.00%, 2/15/29	1,110,419
749	Federal Home Loan Mortgage Corp., Series 2130, Class K, 6.00%, 3/15/29	749,939
744	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29	775,323
5,636	Federal Home Loan Mortgage Corp., Series 2182, Class ZB, 8.00%, 9/15/29	5,980,991
3,713	Federal Home Loan Mortgage Corp., Series 2198, Class ZA, 8.50%, 11/15/29	4,066,009
18,128	Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, 8/15/27	19,255,635
2,682	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	2,722,965
1,479	Federal Home Loan Mortgage Corp., Series 1677, Class Z, 7.50%, 7/15/23	1,575,586
545	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	591,512
563	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	620,303
1,059	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	1,171,458
747	Federal National Mortgage Assn., Series 1990-17, Class G, 9.00%, 2/25/20	813,981
323	Federal National Mortgage Assn., Series 1990-27, Class Z, 9.00%, 3/25/20	353,729
316	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	347,308
1,363	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	1,510,203
488	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	525,988
273	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	288,391
526	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	557,899
1,016	Federal National Mortgage Assn., Series 1992-185, Class ZB, 7.00%, 10/25/22	1,057,795

3,896	Federal National Mortgage Assn., Series 1992-77, Class ZA, 8.00%, 5/25/22	4,207,133
1,239	Federal National Mortgage Assn., Series 1993-156, Class ZB, 7.00%, 9/25/23	1,299,935
2,552	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	2,715,747
1,900	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	2,007,043
3,007	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	3,182,865
5,891	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	6,233,649
6,866	Federal National Mortgage Assn., Series 1993-42, Class ZQ, 6.75%, 4/25/23	7,158,646
1,101	Federal National Mortgage Assn., Series 1993-56, Class PZ, 7.00%, 5/25/23	1,151,267
8,979	Federal National Mortgage Assn., Series 1994-45, Class Z, 6.50%, 2/25/24	9,242,497
4,526	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	4,871,696
4,460	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	4,664,887
2,570	Federal National Mortgage Assn., Series 1997-77, Class Z, 7.00%, 11/18/27	2,698,149
1,903	Federal National Mortgage Assn., Series 1998-44, Class ZA, 6.50%, 7/20/28	1,950,416
950	Federal National Mortgage Assn., Series 1999-45, Class ZG, 6.50%, 9/25/29	970,745
8,004	Federal National Mortgage Assn., Series 2000-22, Class PN, 6.00%, 7/25/30	8,052,955
1,973	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	2,063,473
1,686	Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, 7/25/23	1,767,867
860	Federal National Mortgage Assn., Series G92-44, Class Z, 8.00%, 7/25/22	919,834
1,399	Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, 7/25/22	1,496,717
1,870	Federal National Mortgage Assn., Series G92-46, Class Z, 7.00%, 8/25/22	1,940,481
3,535	Federal National Mortgage Assn., Series G92-60, Class Z, 7.00%, 10/25/22	3,659,514
34,462	Federal National Mortgage Assn., Series G93-35, Class ZQ, 6.50%, 11/25/23	35,634,711

p

7,271	Federal National Mortgage Assn., Series G93-40, Class H, 6.40%, 12/25/23	7,428,240
8,406	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32	8,520,355
916	Government National Mortgage Assn., Series 2005-72, Class E, 12.00%, 11/16/15	1,049,552
		192,992,945
Total Mortgage Pass-Throughs (identified cost $986,587,720)		$980,754,405

Corporate Bonds & Notes — 44.0%

Principal
Amount
(000’s omitted)	Security	Value

Aerospace and Defense — 0.3%
	Alion Science and Technologies
2,980	10.25%, 2/1/15	$2,875,700
	Bombardier, Inc.
1,425	8.00%, 11/15/14 (4)	1,417,875
	DRS Technologies, Inc., Sr. Sub. Notes
875	7.625%, 2/1/18	844,375
		$5,137,950
Automotive — 2.7%
	Altra Industrial Motion, Inc.
2,460	9.00%, 12/1/11	$2,521,500
1,130	9.00%, 12/1/11 (4)	1,158,250
	American Axle & Manufacturing, Inc.
1,480	7.875%, 3/1/17	1,339,400
	Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13	1,017,500
	Ford Motor Credit Co.
2,120	6.625%, 6/16/08	2,106,470
9,165	7.375%, 10/28/09	8,852,483
4,355	7.875%, 6/15/10	4,167,204
	Ford Motor Credit Co., Sr. Notes
180	9.875%, 8/10/11	182,423
	General Motors Acceptance Corp.
1,745	6.375%, 5/1/08	1,723,187
1,075	5.85%, 1/14/09	1,039,402
2,060	6.807%, 5/15/09	1,982,083
2,980	7.75%, 1/19/10	2,904,555
435	7.00%, 2/1/12	407,030
4,900	8.00%, 11/1/31	4,613,311
	Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
2,010	9.135%, 12/1/09 (4)	2,010,000
	Tenneco Automotive, Global Shares, Series B
11,805	10.25%, 7/15/13	12,631,350

	Tenneco Automotive, Inc., Sr. Sub. Notes
2,645	8.625%, 11/15/14	2,658,225
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	1,009,800
		$52,324,173
Brokers/Dealers/Investment Houses — 0.4%
	Residential Capital LLC, Sub. Notes, Variable Rate
8,855	7.69%, 4/17/09 (4)	$8,557,915
		$8,557,915
Building and Development — 1.2%
	Dayton Superior Corp., Sr. Notes
2,655	10.75%, 9/15/08	$2,694,825
	Nortek, Inc., Sr. Sub. Notes
9,850	8.50%, 9/1/14	8,520,250
	NTK Holdings, Inc., Sr. Disc. Notes
4,020	10.75%, 3/1/14	2,472,300
	Panolam Industries International, Sr. Sub. Notes
5,475	10.75%, 10/1/13 (4)	5,338,125
	PLY GEM Industries, Inc.
535	9.00%, 2/15/12	429,337
	Realogy Corp.
4,350	10.50%, 4/15/14 (4)	4,034,625
	Stanley-Martin Co.
870	9.75%, 8/15/15	630,750
		$24,120,212
Business Equipment and Services — 3.5%
	Affinion Group, Inc.
1,065	10.125%, 10/15/13	$1,075,650
1,490	11.50%, 10/15/15	1,504,900
	Aramark Corp., Sr. Notes
3,645	8.50%, 2/1/15 (4)	3,453,637
	Aramark Corp., Sr. Notes, Variable Rate
1,565	8.856%, 2/1/15 (4)	1,463,275
	Education Management, LLC
3,045	8.75%, 6/1/14	3,045,000
5,790	10.25%, 6/1/16	5,790,000
	Hertz Corp.
5,835	8.875%, 1/1/14	5,864,175
	KAR Holdings, Inc., Sr. Notes
1,295	9.36%, 5/1/14 (4)	1,171,975
	MediMedia USA, Inc., Sr. Sub Notes
2,055	11.375%, 11/15/14 (4)	2,168,025
	Muzak, LLC / Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	5,092,500
	Neff Corp., Sr. Notes
880	10.00%, 6/1/15 (4)	814,000
	Nielsen Finance LLC/Co., Sr. Notes
3,130	10.00%, 8/1/14 (4)	3,176,950

	Norcross Safety Products, LLC / Norcross Capital Corp., Sr. Sub. Notes, Series B
5,100	9.875%, 8/15/11	5,342,250
	Rental Service Corp.
385	9.50%, 12/1/14 (4)	377,300
	Sabre Holdings Corp.
1,300	8.35%, 3/15/16	1,085,500
	Safety Products Holdings, Inc., Sr. Notes (PIK)
7,287	11.75%, 1/1/12 (3)	7,687,596
	SunGard Data Systems, Inc., Variable Rate
6,770	9.125%, 8/15/13	6,837,700
	Travelport, LLC
5,000	9.875%, 9/1/14	5,100,000
	West Corp.
7,510	9.50%, 10/15/14	7,359,800
865	11.00%, 10/15/16	865,000
		$69,275,233
Cable and Satellite Television — 2.7%
	Cablevision Systems Corp., Sr. Notes, Series B
495	8.00%, 4/15/12	$464,062
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
2,005	9.82%, 4/1/09	2,025,050
	CCH I Holdings, LLC, Variable Rate
3,440	11.75%, 5/15/14	3,302,400
	CCH I, LLC/CCH I Capital Co.
3,265	11.00%, 10/1/15	3,281,325
	CCH II, LLC/CCH II Capital Co.
2,855	10.25%, 9/15/10	2,912,100
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
10,295	8.75%, 11/15/13	10,243,525
	CSC Holdings, Inc., Sr. Notes
2,970	7.875%, 12/15/07	2,977,425
4,220	8.125%, 7/15/09	4,220,000
1,345	6.75%, 4/15/12	1,227,312
	CSC Holdings, Inc., Sr. Notes, Series B
1,560	7.625%, 4/1/11	1,501,500
	Insight Communications, Sr. Disc. Notes
15,575	12.25%, 2/15/11	16,159,062
	Kabel Deutschland GmbH
1,955	10.625%, 7/1/14	2,033,200
	Mediacom Broadband Corp., LLC, Sr. Notes
2,110	8.50%, 10/15/15 (4)	2,025,600
	National Cable, PLC
1,480	8.75%, 4/15/14	1,487,400
		$53,859,961
Chemicals and Plastics — 1.3%
	Equistar Chemical, Sr. Notes
4,706	10.625%, 5/1/11	$4,941,300
	Huntsman, LLC
4,426	11.625%, 10/15/10	4,713,690

	INEOS Group Holdings PLC
3,875	8.50%, 2/15/16 (4)	3,565,000
	Lyondell Chemical Co., Sr. Notes
1,892	10.50%, 6/1/13	2,052,820
	MacDermid, Inc., Sr. Sub. Notes
1,220	9.50%, 4/15/17 (4)	1,116,300
	Mosaic Co., Sr. Notes
1,405	7.375%, 12/1/14 (4)	1,405,000
455	7.625%, 12/1/16 (4)	459,550
	Nova Chemicals Corp., Sr. Notes, Variable Rate
2,145	8.484%, 11/15/13	2,102,100
	Reichhold Industries, Inc., Sr. Notes
4,350	9.00%, 8/15/14 (4)	4,284,750
		$24,640,510
Clothing/Textiles — 1.3%
	Levi Strauss & Co., Sr. Notes
1,555	9.75%, 1/15/15	$1,578,325
2,625	8.875%, 4/1/16	2,546,250
	Oxford Industries, Inc., Sr. Notes
12,565	8.875%, 6/1/11	12,753,475
	Perry Ellis International, Inc., Sr. Sub. Notes
6,855	8.875%, 9/15/13	6,752,175
	Phillips Van-Heusen, Sr. Notes
610	7.25%, 2/15/11	610,000
2,500	8.125%, 5/1/13	2,537,500
		$26,777,725
Conglomerates — 0.4%
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
3,398	8.36%, 6/15/12	$3,372,515
	RBS Global & Rexnord Corp.
1,905	9.50%, 8/1/14	1,847,850
1,705	11.75%, 8/1/16	1,713,525
		$6,933,890
Containers and Glass Products — 0.7%
	Berry Plastics Holding Corp.
4,430	8.875%, 9/15/14	$4,274,950
	Berry Plastics Holding Corp., Variable Rate
1,230	9.235%, 9/15/14	1,186,950
	Intertape Polymer US, Inc., Sr. Sub. Notes
3,220	8.50%, 8/1/14	2,914,100
	Pliant Corp. (PIK)
5,350	11.85%, 6/15/09 (3)	5,697,541
		$14,073,541
Cosmetics/Toiletries — 0.1%
	Revlon Consumer Products, Sr. Sub. Notes
2,670	8.625%, 2/1/08	$2,516,475
		$2,516,475

Ecological Services and Equipment — 0.2%
	Waste Services, Inc., Sr. Sub. Notes
4,085	9.50%, 4/15/14	$4,166,700
		$4,166,700
Electronics/Electrical — 0.6%
	Advanced Micro Devices, Inc., Sr. Notes
2,895	7.75%, 11/1/12	$2,554,837
	Amkor Technologies, Inc., Sr. Notes
980	7.75%, 5/15/13	897,925
	Avago Technologies Finance
1,850	10.125%, 12/1/13	1,924,000
1,155	11.875%, 12/1/15	1,270,500
	CPI Holdco, Inc., Sr. Notes, Variable Rate
1,320	11.15%, 2/1/15	1,369,500
	NXP BV/NXP Funding, LLC
2,545	7.875%, 10/15/14	2,363,669
	NXP BV/NXP Funding, LLC, Variable Rate
1,025	8.11%, 10/15/13	959,656
	Open Solutions, Inc., Sr. Sub. Notes
600	9.75%, 2/1/15 (4)	582,000
		$11,922,087
Financial Intermediaries — 0.4%
	Alzette, Variable Rate
750	11.86%, 12/15/20 (3)	$750,000
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	7.31%, 2/24/19 (3) (4)	714,910
	Babson Ltd., 2005-1A, Class C1, Variable Rate
1,000	7.31%, 4/15/19 (3) (4)	917,710
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.41%, 1/15/19 (3) (4)	927,146
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,000	7.81%, 8/11/16 (3) (4)	970,521
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.85%, 3/8/17 (3)	953,880
	Centurion CDO 9 Ltd., Series 2005-9A
500	9.35%, 7/17/19 (3)	497,022
	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	7.91%, 7/30/16 (3) (4)	1,458,084
	Sonata Securities S.A., Series 2006-6
661	8.85%, 12/28/07	667,746
		$7,857,019

Food Products — 0.5%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, (0% until 2008)
5,315	11.50%, 11/1/11	$4,916,375
	Dole Food Co.
3,555	7.25%, 6/15/10	3,279,487
	Dole Foods Co., Sr. Notes
790	8.625%, 5/1/09	766,300
	Pierre Foods, Inc., Sr. Sub. Notes
950	9.875%, 7/15/12	945,250
		$9,907,412
Food Service — 0.4%
	El Pollo Loco, Inc.
4,050	11.75%, 11/15/13	$4,110,750
	NPC International, Inc.
4,105	9.50%, 5/1/14	3,797,125
		$7,907,875
Food/Drug Retailers — 1.3%
	General Nutrition Center, Sr. Notes, Variable Rate (PIK)
3,720	9.796%, 3/15/14 (4)	$3,478,200
	General Nutrition Center, Sr. Sub. Notes
3,720	10.75%, 3/15/15 (4)	3,534,000
	Rite Aid Corp.
7,542	6.125%, 12/15/08 (4)	7,410,015
11,570	9.50%, 6/15/17 (4)	10,297,300
	Rite Aid Corp., Sr. Notes
1,475	8.625%, 3/1/15	1,275,875
		$25,995,390
Forest Products — 0.7%
	Abitibi-Consolidated, Inc.
1,735	7.875%, 8/1/09	$1,661,262
	Georgia-Pacific Corp.
1,450	9.50%, 12/1/11	1,493,500
	Jefferson Smurfit Corp.
820	7.50%, 6/1/13	772,850
	JSG Funding PLC, Sr. Notes
1,653	9.625%, 10/1/12	1,735,650
	NewPage Corp.
5,550	10.00%, 5/1/12	5,688,750
	NewPage Corp., Variable Rate
1,545	11.606%, 5/1/12	1,660,875
		$13,012,887
Healthcare — 2.7%
	Accellent, Inc.
2,300	10.50%, 12/1/13	$2,219,500
	Advanced Medical Optics
170	7.50%, 5/1/17	155,550
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
4,270	10.00%, 2/15/15	4,504,850
	HCA, Inc.
9,255	8.75%, 9/1/10	9,023,625
1,610	7.875%, 2/1/11	1,549,657
3,385	9.125%, 11/15/14 (4)	3,351,150

6,655	9.25%, 11/15/16 (4)	6,621,725
	Iasis Healthcare
1,175	8.75%, 6/15/14	1,133,875
	MultiPlan, Inc., Sr. Sub. Notes
4,845	10.375%, 4/15/16 (4)	4,772,325
	National Mentor Holdings, Inc., Sr. Sub. Notes
2,470	11.25%, 7/1/14	2,618,200
	Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	2,170,800
	Service Corp. International, Sr. Notes
670	7.00%, 6/15/17	613,050
	Universal Hospital Service, Inc.
700	8.50%, 6/1/15 (4)	635,250
	Universal Hospital Service, Inc., Variable Rate
700	8.759%, 6/1/15 (4)	656,250
	US Oncology, Inc.
3,065	9.00%, 8/15/12	3,065,000
5,350	10.75%, 8/15/14	5,430,250
	Varietal Distribution Merger, Inc., Sr. Notes
725	10.25%, 7/15/15 (4)	683,313
	Viant Holdings, Inc.
4,127	10.125%, 7/15/17 (4)	3,900,015
		$53,104,385
Home Furnishings — 0.1%
	Interline Brands, Inc., Sr. Sub. Notes
1,475	8.125%, 6/15/14	$1,467,625
		$1,467,625
Industrial Equipment — 0.3%
	Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15	$2,245,950
	ESCO Corp., Sr. Notes
1,595	8.625%, 12/15/13 (4)	1,571,075
	ESCO Corp., Sr. Notes, Variable Rate
1,595	9.235%, 12/15/13 (4)	1,543,162
		$5,360,187
Leisure Goods/Activities/Movies — 2.0%
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 4/1/13 (4)	$2,267,650
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	10.07%, 4/1/12 (4)	4,044,562
	Marquee Holdings, Inc., Sr. Disc. Notes, (0% until 2009)
8,180	12.00%, 8/15/14	6,993,900
	Universal City Developement Partners, Sr. Notes
15,740	11.75%, 4/1/10	16,566,350
	Universal City Florida Holdings, Sr. Notes, Variable Rate
8,605	10.106%, 5/1/10	8,691,050
		$38,563,512

Lodging and Casinos — 4.4%
	Buffalo Thunder Development Authority
4,080	9.375%, 12/15/14 (4)	$3,814,800
	CCM Merger, Inc.
2,620	8.00%, 8/1/13 (4)	2,593,800
	Chukchansi EDA, Sr. Notes, Variable Rate
3,080	8.859%, 11/15/12 (4)	3,110,800
	Fontainebleau Las Vegas Casino
8,870	10.25%, 6/15/15 (4)	7,694,725
	Galaxy Entertainment Finance
1,600	9.875%, 12/15/12 (4)	1,718,000
	Galaxy Entertainment Finance, Variable Rate
1,760	10.409%, 12/15/10 (4)	1,848,000
	Greektown Holdings, LLC, Sr. Notes
2,215	10.75%, 12/1/13 (4)	2,281,450
	Host Hotels & Resorts L.P., Sr. Notes
2,030	6.875%, 11/1/14	1,969,100
	Inn of the Mountain Gods, Sr. Notes
5,795	12.00%, 11/15/10	6,171,675
	Las Vegas Sands Corp.
365	6.375%, 2/15/15	337,625
	Majestic HoldCo, LLC, (0% until 2008)
1,540	12.50%, 10/15/11 (4)	1,131,900
	Majestic Star Casino, LLC
3,965	9.50%, 10/15/10	4,024,475
	MGM Mirage, Inc.
2,985	7.50%, 6/1/16	2,790,975
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,335	8.00%, 4/1/12	1,358,362
	OED Corp./Diamond Jo, LLC
5,115	8.75%, 4/15/12	5,140,575
	Pinnacle Entertainment Inc., Sr. Sub. Notes
2,620	7.50%, 6/15/15 (4)	2,423,500
	Pokagon Gaming Authority, Sr. Notes
1,180	10.375%, 6/15/14 (4)	1,268,500
	San Pasqual Casino
3,405	8.00%, 9/15/13 (4)	3,396,487
	Seminole Hard Rock Entertainment, Variable Rate
1,930	7.86%, 3/15/14 (4)	1,901,050
	Station Casinos, Inc.
560	7.75%, 8/15/16	527,800
	Station Casinos, Inc., Sr. Notes
1,050	6.00%, 4/1/12	966,000
	Trump Entertainment Resorts, Inc.
16,880	8.50%, 6/1/15	14,305,800

	Tunica-Biloxi Gaming Authority, Sr. Notes
3,405	9.00%, 11/15/15 (4)	3,422,025
	Turning Stone Resort Casinos, Sr. Notes
830	9.125%, 9/15/14 (4)	842,450
	Waterford Gaming, LLC, Sr. Notes
7,754	8.625%, 9/15/12 (4)	7,947,850
	Wynn Las Vegas, LLC
2,645	6.625%, 12/1/14	2,466,462
		$85,454,186
Nonferrous Metals/Minerals — 1.2%
	Aleris International, Inc., Sr. Notes
3,160	9.00%, 12/15/14 (4)	$2,970,400
	Aleris International, Inc., Sr. Sub. Notes
5,245	10.00%, 12/15/16 (4)	4,720,500
	Alpha Natural Resources, Sr. Notes
1,370	10.00%, 6/1/12	1,404,250
	FMG Finance PTY, Ltd., Variable Rate
2,195	9.36%, 9/1/11 (4)	2,304,750
5,410	10.625%, 9/1/16 (4)	6,221,500
	Novelis, Inc.
4,830	7.25%, 2/15/15	4,866,225
		$22,487,625
Oil & Gas — 3.7%
	Allis-Chalmers Energy, Inc.
970	8.50%, 3/1/17	$933,625
	Allis-Chalmers Energy, Inc., Sr. Notes
4,935	9.00%, 1/15/14	4,910,325
	Cimarex Energy Co., Sr. Notes
1,205	7.125%, 5/1/17	1,144,750
	Clayton Williams Energy, Inc.
2,200	7.75%, 8/1/13	1,980,000
	Compton Pet Finance Corp.
2,360	7.625%, 12/1/13	2,218,400
	Copano Energy, LLC, Sr. Notes
760	8.125%, 3/1/16	763,800
	Denbury Resources, Inc., Sr. Sub. Notes
520	7.50%, 12/15/15	501,800
	El Paso Corp., Sr. Notes
2,305	9.625%, 5/15/12	2,552,764
	Encore Acquisition Co., Sr. Sub. Notes
1,730	7.25%, 12/1/17	1,565,650
	Inergy L.P. / Finance, Sr. Notes
3,980	6.875%, 12/15/14	3,721,300
	Ocean Rig Norway AS, Sr. Notes
2,565	8.375%, 7/1/13 (4)	2,565,000
	Opti Canada, Inc.
1,795	7.875%, 12/15/14 (4)	1,768,075
1,970	8.25%, 12/15/14 (4)	1,979,850
	Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,062,688
	Petrohawk Energy Corp.
8,800	9.125%, 7/15/13	9,108,000

		Petroplus Finance, Ltd.
430		6.75%, 5/1/14 (4)	394,525
2,285		7.00%, 5/1/17 (4)	2,096,488
		Plains Exploration & Production Co.
2,800		7.00%, 3/15/17	2,513,000
		Quicksilver Resources, Inc.
2,295		7.125%, 4/1/16	2,140,088
		SESI, LLC
660		6.875%, 6/1/14	617,100
		SemGroup L.P., Sr. Notes
5,990		8.75%, 11/15/15 (4)	5,930,100
		Sonat, Inc.
5,000		7.625%, 7/15/11	5,178,570
		Stewart & Stevenson, LLC, Sr. Notes
3,390		10.00%, 7/15/14 (4)	3,508,650
		United Refining Co., Sr. Notes
7,455		10.50%, 8/15/12	7,566,825
3,495		10.50%, 8/15/12 (4)	3,547,425
		VeraSun Energy Corp.
1,170		9.875%, 12/15/12	1,208,025
			$72,476,823
Public Administration — 0.6%
		Euro Time Deposit
EUR	7,562	3.85%, 6/4/17	$10,350,938
		GBP Overnight Deposit
GBP	851	5.60%, 6/4/17	1,729,391
			$12,080,329
Publishing — 0.8%
		CBD Media, Inc., Sr. Sub. Notes
1,335		8.625%, 6/1/11	$1,338,338
		Clarke American Corp., Sr. Notes
1,030		9.50%, 5/15/15 (4)	945,025
		Deluxe Corp., Sr. Notes
1,045		7.375%, 6/1/15 (4)	1,024,100
		Dex Media West, LLC, Sr. Sub. Notes
3,250		9.875%, 8/15/13	3,428,750
		Idearc, Inc.
2,440		8.00%, 11/15/16	2,324,100
		MediaNews Group, Inc., Sr. Sub. Notes
1,070		6.875%, 10/1/13	904,150
		Reader’s Digest Association, Sr. Sub. Notes
6,535		9.00%, 2/15/17 (4)	5,620,100
			$15,584,563
Radio and Television — 0.8%
		CanWest Media, Inc.
2,156		8.00%, 9/15/12	$2,080,706
		LBI Media, Inc.
1,820		10.125%, 7/15/12	1,915,550
		Rainbow National Services, LLC, Sr. Notes
1,805		8.75%, 9/1/12 (4)	1,859,150

	Rainbow National Services, LLC, Sr. Sub. Debs.
6,490	10.375%, 9/1/14 (4)	7,106,550
	Sirius Satellite Radio, Sr. Notes
1,900	9.625%, 8/1/13	1,824,000
		$14,785,956
Rail Industries — 0.3%
	American Railcar Industry, Sr. Notes
1,940	7.50%, 3/1/14	$1,901,200
	Kansas City Southern Mexico, Sr. Notes
2,530	7.625%, 12/1/13 (4)	2,536,325
1,055	7.375%, 6/1/14 (4)	1,025,988
	Kansas City Southern Railway Co.
1,035	9.50%, 10/1/08	1,067,344
		$6,530,857
Retailers (Except Food and Drug) — 2.8%
	Amscan Holdings, Inc., Sr. Sub. Notes
2,800	8.75%, 5/1/14	$2,534,000
	Bon-Ton Department Stores, Inc.
6,395	10.25%, 3/15/14	5,787,475
	GameStop Corp.
15,550	8.00%, 10/1/12	15,802,688
	Michaels Stores, Inc., Sr. Notes
4,795	10.00%, 11/1/14 (4)	4,675,125
	Michaels Stores, Inc., Sr. Sub. Notes
4,255	11.375%, 11/1/16 (4)	4,127,350
	Neiman Marcus Group, Inc.
3,420	9.00%, 10/15/15	3,582,450
10,490	10.375%, 10/15/15	11,093,175
	Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	1,982,649
	Toys “R” Us
1,855	7.375%, 10/15/18	1,409,800
	Yankee Acquisition Corp.
3,375	8.50%, 2/15/15	3,121,875
		$54,116,587
Steel — 0.4%
	Ispat Inland ULC, Sr. Notes
2,102	9.75%, 4/1/14	$2,292,733
	RathGibson, Inc.
4,905	11.25%, 2/15/14	5,076,675
		$7,369,408
Surface Transport — 0.1%
	H-Lines Finance Holding, Sr. Disc. Notes, (0% until 2008)
1,531	11.00%, 4/1/13	$1,527,173
		$1,527,173

Telecommunications — 2.5%
	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
2,820	10.125%, 6/15/13	$2,971,575
	Digicel Group, Ltd., Sr. Notes
3,225	9.25%, 9/1/12 (4)	3,273,375
4,175	8.875%, 1/15/15 (4)	3,851,438
4,868	9.125%, 1/15/15 (4)	4,490,305
	Intelsat Bermuda, Ltd.
3,560	9.25%, 6/15/16	3,649,000
	Intelsat Bermuda, Ltd., Sr. Notes
5,605	5.25%, 11/1/08	5,492,900
	iPCS, Inc., Variable Rate
1,210	7.485%, 5/1/13 (4)	1,173,700
	Level 3 Financing, Inc.
2,480	9.25%, 11/1/14	2,380,800
	Level 3 Financing, Inc., Sr. Notes
4,180	8.75%, 2/15/17 (4)	3,866,500
	Qwest Capital Funding, Inc.
2,205	7.00%, 8/3/09	2,182,950
870	7.90%, 8/15/10	863,475
	Qwest Communications International, Inc.
6,540	7.50%, 2/15/14	6,311,100
	Qwest Communications International, Inc., Sr. Notes
670	7.50%, 11/1/08	666,650
	Qwest Corp.
1,550	8.875%, 3/15/12	1,637,188
	Qwest Corp., Sr. Notes
1,940	7.625%, 6/15/15	1,910,900
	Qwest Corp., Sr. Notes, Variable Rate
1,645	8.61%, 6/15/13	1,710,800
	Windstream Corp.
2,085	8.125%, 8/1/13	2,118,881
635	8.625%, 8/1/16	646,113
		$49,197,650
Utilities — 2.7%
	AES Corp., Sr. Notes
6,000	9.50%, 6/1/09	$6,150,000
4,005	8.75%, 5/15/13 (4)	4,235,288
5,445	9.00%, 5/15/15 (4)	5,758,088
	Dynegy Holdings, Inc.
535	7.75%, 6/1/19	465,450
	Dynegy Holdings, Inc., Sr. Notes
2,165	8.375%, 5/1/16 (4)	2,024,275
	Edison Mission Energy, Sr. Notes
1,750	7.50%, 6/15/13	1,697,500
2,625	7.00%, 5/15/17 (4)	2,382,188
	InterGen NV
2,955	9.00%, 6/30/17 (4)	2,925,450
	NGC Corp.
4,395	7.625%, 10/15/26	3,625,875
	NRG Energy, Inc.
1,465	7.25%, 2/1/14	1,417,388

3,610	7.375%, 1/15/17	3,492,675
	NRG Energy, Inc., Sr. Notes
1,325	7.375%, 2/1/16	1,281,938
	Orion Power Holdings, Inc., Sr. Notes
12,415	12.00%, 5/1/10	13,532,350
	Reliant Energy, Inc., Sr. Notes
350	7.625%, 6/15/14	336,000
3,320	7.875%, 6/15/17	3,170,600
		$52,495,065
Total Corporate Bonds & Notes (identified cost, $877,128,836)		$861,588,886

Convertible Bonds — 0.2%

Principal
Amount	Security	Value

Aerospace and Defense — 0.2%
3,540,000	L-3 Communications Corp. (4)	$3,973,650
		$3,973,650
Radio and Television — 0.0%
505,000	XM Satellite Radio Holdings, Inc.	$429,250
		$429,250
Total Convertible Bonds (identified cost, $4,072,675)		$4,402,900

Common Stocks — 0.4%

Shares	Security	Value
46,497	Time Warner Cable, Inc., Class A (5)	$1,777,116
142,857	Anchor Glass Container Corp. (3)	3,874,996
331,790	Trump Entertainment Resorts, Inc. (5)	2,222,993

Total Common Stocks (identified cost, $9,733,636)		$7,875,105

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
2,500,000	Adelphia, Inc., 13.00%	$850,000
11,070	Chesapeake Energy Corp., 4.50%	1,120,173
10,058	Crown Castle International Corp., (PIK)	580,850

Total Convertible Preferred Stocks (identified cost, $1,554,502)		$2,551,023

Preferred Stocks — 0.2%

Shares	Security	Value
4,760	Fontainbleau Resorts (PIK) (3)	$4,760,000

Total Preferred Stocks (identified cost, $4,760,000)		$4,760,000

Miscellaneous — 0.0%

Shares	Security	Value
2,496	Adelphia Recovery Trust (5)	$212,172

Total Miscellaneous (identified cost, $0)		$212,172

Short-Term Investments — 3.2%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (8)	$61,692	$61,692,257

Total Short-Term Investments (identified cost $61,692,257)		$61,692,257

Total Investments — 162.6% (identified cost $3,242,207,416)		$3,185,080,188

Less Unfunded Loan Commitments — (0.5)%		$(10,687,240)

Net Investments — 162.1% (identified cost $3,231,520,176)		$3,174,392,948

Other Assets, Less Liabilities — (21.2)%		$(415,493,698)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.9)%		$(800,370,706)

Net Assets Applicable to Common Shares— 100.0%		$1,958,528,544

-	EUR	Euro

-	GBP	British Pound

-	PIK	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $258,611,085 or 13.2% of the net assets.

(5)	Non-income producing security.

(6)	Adjustable rate mortgage.

(7)	Weighted average fixed-rate coupon that changes/updates monthly.

(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $659,030.

(9)	This Senior Loan will settle after July 31, 2007, at which time the interest rate will be determined.

A summary of financial instruments at July 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement					Net Unrealized
Date	Deliver		In Exchange For		(Depreciation)
08/31/07	Euro	64,220,659	United States Dollar	87,848,917	(146,451)
08/31/07	Great British Pound	31,069,985	United States Dollar	63,052,482	(58,981)
					$(205,432)

Purchases

Settlement					Net Unrealized
Date	In Exchange For		Deliver		(Depreciation)
08/01/07	Great British Pound	2,014,580	United States Dollar	4,096,649	(2,921)
					$(2,921)

Credit Default Swaps

The Fund has entered into credit default swaps whereby the Fund is buying or selling protection against default exposing the Fund to risks associated with changes in credit spreads of the underlying instrument.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized appreciation
Lehman Brothers, Inc.	Venezuela (Republic of)	Sell	$2,000	2.4%	3/20/10	$68,909

At July 31, 2007, the Fund had sufficient cash and/or securities segregated to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,240,708,082

Gross unrealized appreciation	$18,178,163

Gross unrealized depreciation	$(84,493,297)

Net unrealized depreciation	$(66,315,134)

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at July 31, 2007 was $148,062.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 21, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 21, 2007